               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-04015
                                   ---------
                       Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

              Two International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
              Two International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                January 31, 2009
                                ----------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JANUARY 31, 2009 PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS - 96.9%

SECURITY                                              SHARES           VALUE

Argentina  - 0.8%
-------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                 32,250     $    337,658
BBVA Banco Frances SA (ADR)                             25,300           69,322
Cresud SA (ADR)                                         70,800          542,328
Grupo Financiero Galicia SA (Class 'B' Shares)
(ADR)(a)                                                88,700          169,417
IRSA Inversiones y Representaciones SA (GDR)(a)         14,500           51,475
MercadoLibre, Inc.(a)                                   25,000          335,250
Petrobras Energia Participaciones SA (ADR)              71,400          485,520
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)        55,460          460,318
Transportadora de Gas del Sur SA (ADR)                  50,000          125,500
-------------------------------------------------------------------------------
                                                                   $  2,576,788
-------------------------------------------------------------------------------

Botswana  - 0.7%
-------------------------------------------------------------------------------
Barclays Bank of Botswana                              513,650     $    376,266
Botswana Insurance Holdings Ltd.                       326,490          321,024
First National Bank of Botswana                        520,400          148,280
Letshego                                               173,200          223,778
Sechaba Breweries Ltd.                                 390,000          711,872
Standard Chartered Bank                                226,620          483,763
-------------------------------------------------------------------------------
                                                                   $  2,264,983
-------------------------------------------------------------------------------

Brazil  - 7.0
-------------------------------------------------------------------------------
AES Tiete SA                                             4,400     $     25,357
AES Tiete SA (PFC Shares)                                9,600           66,497
All America Latina Logistica (PFC Shares)               13,000           49,310
American Banknote SA                                     4,700           19,793
Anglo Ferrous Brazil SA(a)                               4,000           33,621
Anhanguera Educacional Participacoes SA                  4,800           25,241
Aracruz Celulose SA (PFC Shares)                        15,600           13,381
B2W Companhia Global do Varejo                          16,970          181,769
Banco Bradesco SA (PFC Shares)                         133,484        1,196,753
Banco do Brasil SA                                      25,000          153,017
Banco Itau Holding Financeira SA (PFC Shares)           90,000          906,983
Banco Nossa Caixa SA                                     1,400           41,608
BM&F Bovespa SA                                         90,251          260,250
Bradespar SA (PFC Shares)                               31,500          317,851
Brasil Telecom Participacoes SA                          7,100          182,856
Brasil Telecom Participacoes SA (PFC Shares)            36,500          240,711
Brasil Telecom SA (PFC Shares)                          26,600          136,210
Braskem SA (PFC Shares)                                 11,460           28,205
Centrais Eletricas Brasileiras SA (Class 'B'
Shares) (PFC Shares)                                    46,600          490,103
Cia Brasileira de Distribuicao Grupo Pao
de Acucar (PFC Shares)                                   9,360          120,470
Cia de Bebidas das Americas (PFC Shares)                27,747        1,136,192
Cia de Companhia de Concessoes Rodoviarias (CCR)        22,000          216,681
Cia de Saneamento Basico do Estado de Sao Paulo         11,120          120,307
Cia de Saneamento de Minas Gerais - Copasa MG            3,900           32,192
Cia de Transmissao de Energia Eletrica Paulista
(PFC Shares)                                             8,800          161,169
Cia Energetica de Minas Gerais (PFC Shares)             27,204          368,778
Cia Energetica de Sao Paulo (PFC Shares)                17,500           94,289
Cia Paranaense de Energia-Copel (PFC Shares)            10,100           94,862
Cia Providencia Industria e Comercio SA                 14,900           18,368
Cia Siderurgica Nacional SA (CSN)                       31,600          479,176
Cia Vale do Rio Doce                                    47,300          662,608
Cia Vale do Rio Doce (PFC Shares)                      187,240        2,260,600
Contax Participacoes SA (PFC Shares)                     1,910           34,981
Cosan SA Industria e Comercio(a)                        40,000          181,035
CPFL Energia SA                                          6,400           82,897
Cyrela Brazil Realty SA                                 46,000          184,397
Diagnosticos da America SA                               3,800           36,853
Duratex SA (PFC Shares)                                 15,400          103,751
Eletropaulo Metropolitana SA (Class 'B' Shares)
(PFC Shares)                                            11,280          126,414
Empresa Brasileira de Aeronautica SA                   105,700          395,919
Estacio Participacoes SA                                13,900           83,700
Fertilizantes Fosfatados SA (PFC Shares)                 4,800           27,310
Gafisa SA                                                9,300           46,901
Gerdau SA                                                5,000           25,647
Gerdau SA (PFC Shares)                                  43,000          278,573
Gol Linhas Aereas Inteligentes SA (PFC Shares)           4,600           20,323
GVT Holding SA(a)                                        5,300           56,724
IdeiasNet SA(a)                                         14,900           12,716
Industrias Romi SA                                       6,600           19,373
Investimentos Itau SA (PFC Shares)                     165,606          522,516
Itausa-Investimentos Itau SA                            11,200           53,152
JBS SA                                                  73,400          151,862
Klabin SA (PFC Shares)                                  13,200           19,914
LLX Logistica SA(a)                                      4,000            2,534
Localiza Rent a Car SA                                   5,100           18,026
Lojas Americanas SA (PFC Shares)                        58,370          160,769
Lojas Renner SA                                         17,700          107,955
Lupatech SA(a)                                           3,700           39,392
M Dias Branco SA                                         4,300           33,733
Marcopolo SA (PFC Shares)                               14,300           18,491
Marfrig Frigorificos e Comercio de Alimentos SA(a)       6,900           20,224
Medial Saude SA                                         12,200           37,284
Metalurgica Gerdau SA                                    2,600           18,043
Metalurgica Gerdau SA (PFC Shares)                      19,200          165,103
MMX Mineracao e Metalicos SA(a)                          4,000            7,362
MRV Engenharia e Participacoes SA                       18,800           87,517
Natura Cosmeticos SA                                    15,100          129,522
Net Servicos de Comunicacao SA (PFC Shares)(a)          42,836          271,602
PDG Realty SA Empreendimentos e Participacoes            5,300           28,213
Perdigao SA                                             25,600          353,103
Petroleo Brasileiro SA                                  56,800          743,541
Petroleo Brasileiro SA (PFC Shares)                    292,800        3,158,959
Porto Seguro SA                                          4,500           26,573
Positivo Informatica SA                                  3,700            8,612
Randon Participacoes SA (PFC Shares)                    21,200           53,914
Redecard SA                                             38,200          432,220
Rossi Residencial SA                                     8,800           17,031
Sadia SA (PFC Shares)                                   79,100          113,195
Sao Martinho SA(a)                                       4,200           21,996
SLC Agricola SA                                          3,700           19,935
Souza Cruz SA                                           14,600          294,517
Suzano Papel e Celulose SA(a)                            7,300           36,815
Tam SA (PFC Shares)                                     14,800          110,234
Tele Norte Leste Participacoes SA                        3,700           56,919
Tele Norte Leste Participacoes SA (PFC Shares)          38,600          477,509
Telemar Norte Leste SA (PFC Shares)                      3,500           68,416
Terna Participacoes SA                                   5,000           40,948
Tim Participacoes SA (PFC Shares)                      156,500          225,306
Totvs SA                                                 3,298           56,436
Tractebel Energia SA                                    21,600          167,028
Ultrapar Participacoes SA (PFC Shares)                  15,746          362,090
Unibanco-Uniao de Bancos Brasileiros SA                 82,400          465,631
Usinas Siderurgicas de Minas Gerais SA
(PFC Shares)                                            23,025          286,423
Vivo Participacoes SA (PFC Shares)                      23,675          336,756
Votorantim Celulose e Papel SA (PFC Shares)(a)           2,700           16,072
Weg SA                                                  43,900          220,446
-------------------------------------------------------------------------------
                                                                   $ 21,916,561
-------------------------------------------------------------------------------

Bulgaria  - 0.2%
-------------------------------------------------------------------------------
Albena                                                   3,228     $     40,645
Bulgarian American Credit Bank JSCO                      5,700           31,271
Bulgarian Telecommunications Co.                        44,690          202,026
Central Cooperative Bank AD(a)                          42,900           23,769
Doverie Holding AD(a)                                   13,760           30,178
Petrol AD(a)                                            46,800          273,411
Sopharma AD                                             77,500          104,459
-------------------------------------------------------------------------------
                                                                   $    705,759
-------------------------------------------------------------------------------

Chile  - 3.6%
-------------------------------------------------------------------------------
Administradora de Fondos de
Pensiones Provida SA                                    44,300     $     48,823
Almendral SA                                         2,512,600          193,434
Antarchile SA (Series 'A')                              26,340          273,219
Banco de Chile                                       3,952,947          225,517
Banco de Chile (ADR)                                     2,500           85,850
Banco de Credito e Inversiones                          23,715          468,919
Banco Santander Chile SA                            23,362,710          799,330
Banmedica SA                                            76,180           59,882
Cap SA                                                   8,812          114,970
Cementos Bio-Bio SA                                     20,600           27,211
Cencosud SA                                            175,531          317,208
Cia Cervecerias Unidas SA                               47,290          288,185
Cia General de Electricidad SA                          61,050          294,762
Cia SudAmericana de Vapores SA                          58,600           39,890
Colbun SA(a)                                         1,575,910          277,866
Corpbanca SA                                        58,054,570          249,249
Embotelladora Andina SA (Class 'B' Shares)
(PFC Shares)                                            51,941          128,379
Empresa Nacional de Electricidad SA                    705,463          880,400
Empresa Nacional de Telecomunicaciones SA               20,000          220,454
Empresas CMPC SA                                        27,691          547,537
Empresas Copec SA                                       91,876          743,049
Enersis SA                                           2,760,221          804,803
Farmacias Ahumada SA                                    17,780           23,572
Grupo Security SA                                      346,800           66,887
Invercap SA                                             19,700           93,870
Inversiones Aguas Metropolitanas SA                     83,600           70,457
La Polar SA                                             53,700          113,136
Lan Airlines SA                                         28,095          234,960
Madeco SA                                            3,105,330          206,854
Masisa SA                                              444,800           40,371
Minera Valparaiso SA                                    12,324          301,608
Parque Arauco SA                                       237,600          129,005
Quinenco SA                                            162,900          270,620
S.A.C.I. Falabella SA                                  425,100        1,226,382
Sigdo Koppers SA                                       176,300          117,152
SM-Chile SA (Class 'B' Shares)                       2,424,500          190,974
Sociedad de Inversiones Pampa Calichera SA
(Class 'A' Shares)                                      83,530           81,364
Sociedad Quimica y Minera de Chile SA
(Series 'B')                                            32,140          877,729
Sonda SA                                               111,100          117,042
Vina Concha y Toro SA                                  141,710          238,863
-------------------------------------------------------------------------------
                                                                   $ 11,489,783
-------------------------------------------------------------------------------

China  - 6.4%
-------------------------------------------------------------------------------
Agile Property Holdings Ltd.                            36,000     $     13,807
Air China Ltd. (Class 'H' Shares)                       80,000           21,146
Alibaba.com Ltd.(a)                                    161,000          121,788
Aluminum Corp. of China Ltd. (Class 'H' Shares)        402,000          180,663
American Oriental Bioengineering, Inc.(a)               21,600          108,000
Angang Steel Co., Ltd. (Class 'H' Shares)              214,000          207,345
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)(a)      58,000          277,981
Baidu.com, Inc. (ADR)(a)                                 2,170          279,431
Bank of China Ltd. (Class 'H' Shares)                1,469,000          384,999
Bank of Communications Ltd. (Class 'H' Shares)         211,000          137,468
Beijing Capital International Airport Co., Ltd.
(Class 'H' Shares)                                      40,000           17,640
Beijing Enterprises Holdings Ltd.                       69,000          270,884
BOC Hong Kong Holdings Ltd.                            127,500          130,066
BOE Technology Group Co., Ltd.
(Class 'B' Shares)(a)                                  200,500           25,414
BYD Co., Ltd. (Class 'H' Shares)                        34,200           63,740
BYD Electronic Co., Ltd.                                95,000           31,848
Chaoda Modern Agriculture Holdings Ltd.                269,958          170,461
China Agri-Industries Holdings Ltd.(a)                 177,000           78,655
China Bluechemical Ltd. (Class 'H' Shares)             114,000           59,884
China CITIC Bank (Class 'H' Shares)                    239,000           88,671
China Coal Energy Co. (Class 'H' Shares)               311,000          223,237
China Communication Services Corp. Ltd.
(Class 'H' Shares)                                      66,000           39,546
China Communications Construction Co., Ltd.
(Class 'H' Shares)                                     303,000          293,284
China Construction Bank (Class 'H' Shares)           1,398,000          681,838
China COSCO Holdings Co., Ltd. (Class 'H' Shares)      220,975          132,101
China Dongxiang Group Co.                              350,000          100,942
China Eastern Airlines Corp. Ltd.
(Class 'H' Shares)                                     104,000           14,560
China Everbright International Ltd.                    171,000           32,792
China Everbright Ltd.                                   16,000           17,458
China Green Holdings Ltd.                               72,000           46,895
China Hongxing Sports Ltd.                             285,000           34,979
China Insurance International Holdings Co., Ltd.        18,000           22,881
China International Marine Containers Co., Ltd.
(Class 'B' Shares)                                     146,472           77,620
China Life Insurance Co., Ltd. (Class 'H' Shares)      355,000          934,350
China Medical Technologies, Inc. (ADR)                   1,500           23,010
China Mengniu Dairy Co., Ltd.                          206,000          272,190
China Merchants Bank Co., Ltd. (Class 'H' Shares)      410,500          662,878
China Merchants Holdings International Co., Ltd.        74,000          130,260
China Mobile Hong Kong Ltd.                            226,000        2,034,400
China Molybdenum Co., Ltd. (Class 'H' Shares)           39,000           15,730
China National Building Material Co., Ltd.
(Class 'H' Shares)                                      20,000           21,662
China National Materials Co., Ltd.
(Class 'H' Shares)(a)                                  180,000           84,357
China Oilfield Services Ltd. (Class 'H' Shares)        110,000           86,372
China Overseas Land & Investment Ltd.                  108,160          141,451
China Petroleum & Chemical Corp. (Class 'H' Shares)  1,367,000          736,933
China Pharmaceutical Group Ltd.                        118,000           35,872
China Railway Construction Corp.
(Class 'H' Shares)(a)                                  171,000          233,747
China Railway Group Ltd. (Class 'H' Shares)(a)         738,000          414,455
China Resources Enterprise Ltd.                        202,000          290,606
China Resources Land Ltd.                               38,000           43,890
China Resources Power Holdings Co., Ltd.               136,000          249,481
China Shenhua Energy Co., Ltd. (Class 'H' Shares)      259,500          553,269
China Shipping Container Lines Co., Ltd.
(Class 'H' Shares)                                     568,000           90,248
China Shipping Development Co., Ltd.
(Class 'H' Shares)(a)                                   74,000           71,735
China Southern Airlines Co., Ltd.
(Class 'H' Shares)                                     234,000           37,566
China Telecom Corp. Ltd. (Class 'H' Shares)            754,000          273,566
China Travel International Investment Hong
Kong Ltd.                                              468,000           71,124
China Unicom Ltd.                                      380,372          351,109
China Vanke Co., Ltd. (Class 'B' Shares)               445,120          344,823
China Yurun Food Group Ltd.                             94,000          109,957
Chongqing Changan Automobile Co., Ltd.
(Class 'B' Shares)(a)                                  212,136           45,960
Citic Pacific Ltd.                                     113,000          132,841
CNOOC Ltd.                                             772,000          664,414
Cosco Pacific Ltd.                                      26,000           23,258
Country Garden Holdings Co.                             88,000           18,107
Ctrip.com International Ltd. (ADR)                       9,000          188,910
Datang International Power Generation Co., Ltd.
(Class 'H' Shares)                                     396,000          196,619
Dazhong Transportation Group Co., Ltd.
(Class 'B' Shares)(a)                                   84,750           39,593
Denway Motors Ltd.                                     520,000          154,992
Dongfeng Motor Corp. (Class 'H' Shares)                328,000          114,021
Fibrechem Technologies Ltd.                            100,200           13,048
FU JI Food & Catering Services                          83,000           37,825
Global Bio-chem Technology Group Co., Ltd.             120,000           17,294
Golden Eagle Retail Group Ltd.                          54,000           28,749
Guangdong Provincial Expressway Development Co.,
Ltd. (Class 'B' Shares)                                 32,000           11,523
Guangzhou R&F Properties Co., Ltd.
(Class 'H' Shares)                                      20,800           16,935
Guangzhou Shipyard International Co., Ltd.
(Class 'H' Shares)                                      22,000           24,082
Harbin Power Equipment Co., Ltd.
(Class 'H' Shares)                                      42,000           29,369
Huaneng Power International, Inc.
(Class 'H' Shares)                                     512,000          367,003
Huangshan Tourism Development Co., Ltd.
(Class 'B' Shares)                                      33,000           30,297
Industrial & Commercial Bank of China Ltd.
(Class 'H' Shares)                                   2,585,000        1,092,926
Inner Mongolia Eerduosi Cashmere Products Co.,
Ltd. (Class 'B' Shares)                                110,000           69,781
Inner Mongolia Yitai Coal Co., Ltd.
(Class 'B' Shares)                                       6,800           20,876
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)         56,000           39,774
Jiangxi Copper Co., Ltd. (Class 'H' Shares)             64,000           43,626
Kingboard Chemical Holdings Ltd.                        48,500           78,077
Konka Group Co., Ltd. (Class 'B' Shares)(a)            303,800           71,032
Lenovo Group Ltd.                                      512,000           95,152
Li Ning Co., Ltd.                                       74,500          103,476
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)     166,000           54,025
NetEase.com, Inc. (ADR)(a)                               6,300          119,763
Parkson Retail Group Ltd.                              145,000          129,130
PetroChina Co., Ltd. (Class 'H' Shares)                992,000          732,267
PICC Property & Casualty Co., Ltd.
(Class 'H' Shares)                                      78,000           35,161
Ping An Insurance Group Co. of China Ltd.
(Class 'H' Shares)                                      82,000          355,181
Poly (Hong Kong) Investment Ltd.                        93,000           18,706
Ports Design Ltd.                                       39,500           39,898
Samling Global Ltd.                                    552,000           27,395
Semiconductor Manufacturing International Corp.(a)     878,000           30,607
Shandong Chenming Paper Holdings Ltd.
(Class 'B' Shares)                                      79,800           34,183
Shandong Weigao Group Medical Polymer Co., Ltd.
(Class 'H' Shares)                                      32,000           54,428
Shanghai Electric Group Co., Ltd.
(Class 'H' Shares)(a)                                  134,000           42,293
Shanghai Friendship Group, Inc. Co.
(Class 'B' Shares)                                      44,200           33,843
Shanghai Haixin Group Co., Ltd.
(Class 'B' Shares)(a)                                  144,500           32,400
Shanghai Industrial Holdings Ltd.                       53,000          135,059
Shanghai Jin Jiang International Hotels Group
Co., Ltd. (Class 'H' Shares)                           404,000           53,529
Shanghai Zhenhua Port Machinery Co., Ltd.
(Class 'B' Shares)                                     172,500          126,607
Shimao Property Holdings Ltd.                           49,000           31,486
SINA Corp.(a)                                            4,500           92,070
Sinofert Holdings Ltd.                                  64,000           36,211
Sinopec-China Petroleum & Chemical Corp.
(Class 'H' Shares)                                     254,000           59,066
Sinotrans Shipping Ltd.                                102,000           24,872
Sinotruk Hong Kong Ltd.                                 55,500           32,401
Sohu.com, Inc.(a)                                        1,600           63,280
Suntech Power Holdings Co., Ltd. (ADR)(a)                9,200           86,572
Tencent Holdings Ltd.                                   61,800          377,613
Tingyi (Cayman Islands) Holding Corp.                  224,000          258,703
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)           76,000          144,108
Weiqiao Textile Co., Ltd. (Class 'H' Shares)            47,000           13,946
Wumart Stores, Inc. (Class 'H' Shares)                  55,000           38,806
Xinyu Hengdeli Holdings Ltd.                           140,000           18,699
Yangzijiang Shipbuilding Holdings Ltd.                  75,000           21,230
Yantai Changyu Pioneer Wine Co., Ltd.
(Class 'B' Shares)                                      18,700           70,564
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)        90,000           58,469
Zijin Mining Group Co., Ltd. (Class 'H' Shares)        150,000           78,863
ZTE Corp. (Class 'H' Shares)                            89,040          253,418
-------------------------------------------------------------------------------
                                                                   $ 20,287,477
-------------------------------------------------------------------------------

Colombia  - 0.8%
-------------------------------------------------------------------------------
Almacenes Exito SA                                     102,500     $    416,633
Banco de Bogota                                          3,600           34,735
Bancolombia SA (PFC Shares) (ADR)                       12,000          251,160
Cementos Argos SA                                       22,360           64,447
Cia Colombiana de Inversiones SA                        21,337          203,243
Cia de Cemento Argos SA                                 72,900          276,862
Corporacion Financiera Colombiana SA                    11,604           63,842
Ecopetrol SA                                           387,340          324,427
Empresa de Telecommunicaciones de Bogota SA            647,380          167,453
Grupo Aval Acciones y Valores SA                       215,300           44,552
Grupo Nacional de Chocolates SA                         38,245          233,653
Interconexion Electrica SA                              90,760          277,244
Promigas SA                                              4,360           68,919
Suramericana de Inversiones SA                          20,090          129,501
Textiles Fabricato Tejicondor SA(a)                  4,522,600           44,936
-------------------------------------------------------------------------------
                                                                   $  2,601,607
-------------------------------------------------------------------------------

Croatia  - 0.7%
-------------------------------------------------------------------------------
Adris Grupa DD (PFC Shares)                             11,430     $    359,722
Atlantska Plovidba DD                                    4,770          632,390
Dalekovod DD                                             4,050          251,196
Ericsson Nikola Tesla                                    1,100          212,907
Institut Gradevinarstva Hrvatske DD                        145           77,389
Istraturist Umag DD(a)                                     500           30,061
Koncar-Elektroindustrija DD(a)                           1,295           75,856
Kras DD(a)                                                 210           10,690
Petrokemija DD(a)                                          400            6,517
Podravka Prehrambena Industija DD(a)                     5,675          245,742
Privredna Banka Zagreb DD(a)                             3,177          218,986
Tankerska Plovidba DD                                      115           28,155
VIRO Tvornica Secera                                       360           20,288
-------------------------------------------------------------------------------
                                                                   $  2,169,899
-------------------------------------------------------------------------------

Czech Republic  - 2.7%
-------------------------------------------------------------------------------
CEZ AS                                                 106,760     $  3,639,456
Komercni Banka AS                                       12,654        1,397,222
New World Resources NV (Class 'A' Shares)               96,800          329,912
Philip Morris CR AS                                        613          175,162
Telefonica 02 Czech Republic AS                         46,604          868,466
Unipetrol AS                                           110,823          646,625
Zentiva NV                                              28,625        1,460,101
-------------------------------------------------------------------------------
                                                                   $  8,516,944
-------------------------------------------------------------------------------

Egypt  - 1.5%
-------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                              7,520     $     61,265
Arab Cotton Ginning                                    292,800          174,899
Commercial International Bank                           79,802          461,984
Delta Sugar Co.                                         19,428           60,809
Eastern Tobacco                                          3,382          103,286
Egypt Kuwaiti Holding Co.                              201,179          227,003
Egyptian Financial & Industrial Co.(a)                  22,400           85,391
Egyptian Financial Group-Hermes Holding SAE             73,671          187,189
Egyptian for Tourism Resorts                           377,250           91,845
Egyptian Media Production City(a)                       30,174           19,669
El Ezz Aldekhela Steel Alexa Co.                         1,100          133,801
El Ezz Steel Rebars SAE                                136,445          202,468
El Sewedy Cables Holding Co.(a)                         20,373          191,488
El Watany Bank of Egypt(a)                              12,400           60,702
Maridive & Oil Services SAE                             43,500          102,890
Medinet Nasr for Housing                                10,375           45,198
Misr Beni Suef Cement Co.                                5,940           49,375
MobiNil-Egyptian Co. for Mobil Services                  4,430          104,956
Olympic Group Financial Investments                     20,900           67,583
Orascom Construction Industries (OCI)                   34,422          667,032
Orascom Development Holding AG(a)                        2,197           52,199
Orascom Telecom Holding SAE                            163,290          642,914
Oriental Weavers Co.                                    31,299          130,581
Paints & Chemical Industry Co. SAE                       7,000           31,099
Palm Hills Developments SAE(a)                          70,000           96,174
Sidi Kerir Petrochemicals Co.                          110,250          177,790
Six of October Development & Investment Co.(a)           2,800           17,482
South Valley Cement(a)                                  96,702           80,032
Suez Cement Co.                                         10,700           36,012
Talaat Moustafa Group(a)                               170,200           86,918
Telecom Egypt                                           64,084          165,367
-------------------------------------------------------------------------------
                                                                   $  4,615,401
-------------------------------------------------------------------------------

Estonia  - 0.8%
-------------------------------------------------------------------------------
AS Baltika(a)                                           33,170     $     38,230
AS Eesti Ehitus                                         49,700           67,587
AS Eesti Telekom                                        95,874          613,340
AS Harju Elekter                                         4,100            5,045
AS Jarvevana(a)                                         23,968            5,721
AS Merko Ehitus(a)                                      23,968           84,774
AS Norma                                                 2,000            6,059
AS Olympic Entertainment Group                         599,390          445,802
AS Tallink Group Ltd.(a)                             1,772,752          743,368
AS Tallinna Kaubamaja                                  101,340          277,317
AS Tallinna Vesi                                        25,490          289,179
-------------------------------------------------------------------------------
                                                                   $  2,576,422
-------------------------------------------------------------------------------

Ghana  - 0.5%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.(a)                                 457,409     $    208,185
CAL Bank Ltd.(a)                                       687,900          307,958
Cocoa Processing Co., Ltd.                             269,722           10,062
Ghana Commercial Bank Ltd.(a)                          489,841          358,175
Home Finance Co., Ltd.(a)                            1,235,326          571,462
Produce Buying Co., Ltd.(a)                            582,428           91,259
-------------------------------------------------------------------------------
                                                                   $  1,547,101
-------------------------------------------------------------------------------

Hungary  - 2.4%
-------------------------------------------------------------------------------
EGIS Rt.                                                 4,080     $    203,796
Fotex Rt.(a)                                            25,100           33,425
Magyar Telekom Rt.                                     730,520        1,792,532
MOL Hungarian Oil & Gas Rt.                             43,580        1,689,399
OTP Bank Rt.(a)                                        225,650        2,235,821
RABA Automotive Holding Rt.(a)                          28,560           85,519
Richter Gedeon Rt.                                      13,480        1,532,922
-------------------------------------------------------------------------------
                                                                   $  7,573,414
-------------------------------------------------------------------------------

India  - 5.7%
-------------------------------------------------------------------------------
Aban Offshore Ltd.                                       1,040     $     10,149
ACC Ltd.                                                20,570          210,410
Adani Exports Ltd.                                       3,000           16,986
Aditya Birla Nuvo Ltd.                                   3,402           32,198
Amtek Auto Ltd.                                         12,100           12,336
Areva T&D India Ltd.                                     7,500           28,156
Asea Brown Boveri India Ltd.                             5,400           52,864
Asian Paints Ltd.                                        2,130           34,249
Bajaj Auto Ltd.                                          5,130           48,870
Bajaj Auto Ltd. (GDR)(144A)                                200            1,942
Bajaj Finserv Ltd.                                       5,130           17,731
Bajaj Finserv Ltd. (GDR)                                   200              706
Bajaj Holdings & Investment Ltd.                         5,130           23,942
Bank of Baroda                                           9,660           49,367
Bank of India                                           11,700           58,938
BF Utilities Ltd.(a)                                     1,490           13,023
Bharat Forge Ltd.                                       19,650           33,653
Bharat Heavy Electricals Ltd.                           16,540          440,593
Bharti Airtel Ltd.(a)                                   82,630        1,057,411
Bombay Dyeing & Manufacturing Co., Ltd.                  3,900           11,735
Cairn India Ltd.(a)                                     41,000          135,002
Canara Bank Ltd.                                        12,400           45,074
CESC Ltd.                                                5,900           27,589
Cipla Ltd.                                              60,010          233,772
Colgate-Palmolive (India) Ltd.                           9,000           77,434
Container Corp. of India Ltd.                            5,260           74,814
Crompton Greaves Ltd.                                   16,800           43,770
Deccan Chronicle Holdings Ltd.                          27,600           21,123
Dish TV India Ltd.(a)                                    1,150              468
Divi's Laboratories Ltd.                                 3,700           64,980
DLF Ltd.                                                31,200          110,610
Dr. Reddy's Laboratories Ltd.                           22,620          205,396
Essar Oil Ltd.(a)                                      102,130          150,215
Exide Industries Ltd.                                   35,200           29,094
Gail India Ltd.                                         76,650          302,617
Gammon India Ltd.                                        9,600           12,331
Glaxosmithkline Pharmaceuticals Ltd.                     4,480          105,740
Glenmark Pharmaceuticals Ltd.(a)                        11,960           33,203
GMR Infrastructure(a)                                   20,000           29,687
Grasim Industries Ltd.                                   2,830           67,972
Great Eastern Shipping Co., Ltd.                         5,620           19,591
Gujarat Ambuja Cements Ltd.                             44,800           63,862
Gujarat State Petronet Ltd.                             39,200           23,794
HCL Technologies Ltd.                                   21,100           49,303
HDFC Bank Ltd.                                          22,124          409,500
Hero Honda Motors Ltd.                                  20,500          365,432
Hindalco Industries Ltd.                                90,810           91,004
Hindustan Lever Ltd.                                    87,800          467,100
Hindustan Zinc Ltd.                                      6,840           48,769
Housing Development & Infrastructure Ltd.                5,014            9,641
Housing Development Finance Corp.                       22,400          693,315
ICICI Bank Ltd.                                         87,170          722,296
Idea Cellular Ltd.(a)                                  142,000          135,486
IFCI Ltd.(a)                                            68,000           26,321
Indiabulls Financial Services Ltd.                      18,100           40,414
Indiabulls Real Estate Ltd.                             15,700           36,482
Indiabulls Securities Ltd.                              94,300           42,044
Indian Hotels Co., Ltd.                                 52,680           43,422
Infosys Technologies Ltd.                               32,930          864,785
Infosys Technologies Ltd. (ADR)                          3,800          100,928
Infrastructure Development Finance Co., Ltd.            76,600           88,792
ITC Ltd.                                               276,530        1,014,910
Jain Irrigation Systems Ltd.                             3,800           25,714
Jaiprakash Associates Ltd.                             111,200          171,796
Jindal Steel & Power Ltd.                                4,550           96,231
JSW Steel Ltd.                                           7,600           32,065
Kotak Mahindra Bank Ltd.                                11,100           63,505
Lanco Infratech Ltd.(a)                                 13,900           31,763
Larsen & Toubro Ltd.                                    36,360          506,292
Larsen & Toubro Ltd. (GDR)                               1,600           22,594
Lupin Ltd.                                               3,900           45,015
Mahindra & Mahindra Ltd.                                22,480          135,791
Maruti Udyog Ltd.                                        6,750           78,110
Max India Ltd.(a)                                       13,600           31,579
Motor Industries Co., Ltd.                               1,130           70,756
Mundra Port & Special Economic Zone Ltd.                11,000           85,707
National Aluminium Co., Ltd.                             4,800           18,764
Nestle India Ltd.                                        9,530          284,940
Nicholas Piramal India Ltd.                              8,000           34,520
NTPC Ltd.                                              110,800          425,828
Oil & Natural Gas Corp. Ltd.                            26,970          358,827
Piramal Life Sciences Ltd.(a)                              800              530
Power Grid Corp. of India Ltd.                          80,700          143,659
Punj Lloyd Ltd.                                         36,200           68,515
Ranbaxy Laboratories Ltd.                               28,560          125,150
Reliance Capital Ltd.                                   13,960          118,710
Reliance Communications Ltd.                           105,460          363,062
Reliance Industries Ltd.                                56,850        1,523,517
Reliance Industries Ltd. (GDR)(144A)                       700           37,347
Reliance Infrastructure Ltd.                            23,000          266,938
Reliance Natural Resources Ltd.(a)                     207,800          215,268
Reliance Petroleum Ltd.(a)                              93,910          163,698
Reliance Power Ltd.(a)                                  46,500           99,853
Satyam Computer Services Ltd.                           59,150           63,154
Satyam Computer Services Ltd. (ADR)                      2,000            3,800
Sesa Goa Ltd.                                           37,000           63,269
Siemens India Ltd.                                       7,380           30,417
Sintex Industries Ltd.                                   5,600           15,568
State Bank of India                                        900           20,841
State Bank of India (GDR)                                9,600          459,840
Steel Authority of India Ltd.                          155,400          258,932
Sterling Biotech Ltd.                                   21,400           69,176
Sterlite Industries (India) Ltd.                        49,280          270,307
Sun Pharma Advanced Research Co., Ltd.(a)                1,300            1,257
Sun Pharmaceuticals Industries Ltd.                      7,300          158,456
Sun TV Network Ltd.                                     12,400           40,832
Suzlon Energy Ltd.                                      78,150           74,734
Tata Chemicals Ltd.                                      7,100           21,944
Tata Consultancy Services Ltd.                          16,440          169,390
Tata Motors Ltd.                                        21,050           62,642
Tata Power Co., Ltd.                                    23,590          362,065
Tata Steel Ltd.                                         38,896          144,359
Tata Tea Ltd.                                            2,800           34,424
Tata Teleservices Maharashtra Ltd.(a)                   75,500           34,354
Titan Industries Ltd.                                    3,300           60,885
Unitech Ltd.                                            35,100           22,590
United Spirits Ltd.                                      8,150           99,869
UTI Bank Ltd.                                           28,600          248,663
Videsh Sanchar Nigam Ltd.                               11,200          103,241
Voltas Ltd.                                             39,000           33,841
Wipro Ltd.                                              32,900          153,068
Zee Entertainment Enterprises Ltd.                      22,930           50,757
-------------------------------------------------------------------------------
                                                                   $ 18,062,060
-------------------------------------------------------------------------------

Indonesia  - 3.0%
-------------------------------------------------------------------------------
Adhi Karya Tbk PT                                      867,100     $     19,479
AKR Corporindo Tbk PT                                  861,500           50,097
Aneka Tambang Tbk PT                                 2,434,000          231,229
Astra Argo Lestari Tbk PT                              321,000          301,356
Astra International Tbk PT                             889,200          999,680
Bakrie & Brothers Tbk PT(a)                         47,245,500          207,581
Bakrie Sumatera Plantations Tbk PT                     556,500           11,996
Bank Central Asia Tbk PT                             3,784,500          898,195
Bank Danamon Indonesia Tbk PT                          280,000           54,846
Bank Mandiri PT                                      1,769,500          276,768
Bank Pan Indonesia Tbk PT(a)                         1,456,500           66,541
Bank Rakyat Indonesia PT                             1,779,000          696,296
Barito Pacific Tbk PT(a)                               665,800           29,785
Berlian Laju Tanker Tbk PT                             678,000           27,907
Bumi Resources Tbk PT                                8,602,000          374,031
Energi Mega Persada Tbk PT(a)                        1,550,700            9,181
Gudang Garam Tbk PT                                    179,000           84,218
Indah Kiat Pulp & Paper Corp. Tbk PT(a)              1,021,000           77,309
Indocement Tunggal Prakarsa Tbk PT                     167,000           65,181
Indofood Sukses Makmur Tbk PT                        2,314,000          195,761
Indonesian Satellite Corp. Tbk PT                      698,000          342,075
International Nickel Indonesia Tbk PT                1,665,500          353,977
Kalbe Farma Tbk PT                                   1,745,500           70,223
Lippo Karawaci Tbk PT(a)                             5,149,500          374,877
Medco Energi Internasional Tbk PT(a)                   935,000          137,371
Perusahaan Gas Negara PT                             3,904,000          736,776
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT(a)                                              155,500           39,991
Semen Gresik Persero Tbk PT                            301,000           90,277
Tambang Batubara Bukit Asam Tbk PT                     404,500          257,302
Telekomunikasi Indonesia Tbk PT                      2,269,500        1,245,342
Tunas Baru Lampung Tbk PT                            1,433,000           22,919
Unilever Indonesia Tbk PT                              711,800          490,349
United Tractors Tbk PT                               1,258,500          549,986
-------------------------------------------------------------------------------
                                                                   $  9,388,902
-------------------------------------------------------------------------------

Israel  - 3.1%
-------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                           1,700     $     12,484
Alony Hetz Properties & Investments Ltd.                18,100           21,218
Alvarion Ltd.(a)                                         8,900           29,992
Bank Hapoalim B.M.(a)                                  242,631          436,964
Bank Leumi Le-Israel                                   264,208          481,211
Bezeq Israeli Telecommunication Corp. Ltd.             294,135          434,875
Cellcom Israel Ltd.                                      9,800          207,564
Ceragon Networks Ltd.(a)                                 4,600           25,944
Check Point Software Technologies Ltd.(a)               35,506          804,921
Clal Industries Ltd.                                    14,400           30,034
Clal Insurance Enterprise Holdings Ltd.                  2,810           16,397
Delek Group Ltd.                                           880           57,737
Discount Investment Corp.                                3,300           28,774
Elbit Imaging Ltd.                                       1,170           14,930
Elbit Systems Ltd.                                       5,550          245,805
EZchip Semiconductor Ltd.(a)                             6,700          104,788
Frutarom                                                 8,107           58,892
Gazit Globe (1982) Ltd.                                 12,000           53,856
Gilat Satellite Networks Ltd.(a)                        11,760           36,926
Given Imaging Ltd.(a)                                      943            9,411
Harel Insurance Investments Ltd.                         3,180           70,097
Hot Telecommunication System(a)                          4,200           25,970
IDB Development Corp. Ltd.                               2,184           20,096
IDB Holding Corp. Ltd.                                   2,900           38,241
Israel Chemicals Ltd.                                  104,461          710,434
Israel Corp. Ltd.                                          575          119,977
Israel Discount Bank Ltd. (Series 'A')                  60,100           45,888
Koor Industries Ltd.(a)                                  1,010            9,691
Makhteshim-Agan Industries Ltd.                         51,297          160,301
Mellanox Technologies Ltd.(a)                            4,200           35,716
Menorah Mivtachim Holdings Ltd.(a)                       6,900           35,105
Migdal Insurance & Financial Ltd. Holdings              38,400           31,306
Mizrahi Tefahot Bank Ltd.                               17,240           79,589
Ness Technologies, Inc.(a)                              17,200           68,284
Nice Systems Ltd.(a)                                    11,423          219,813
Oil Refineries Ltd.                                    162,600           38,609
Orbotech Ltd.(a)                                         3,000           12,480
Ormat Industries Ltd.                                   27,300          198,998
Osem Investment Ltd.                                     3,944           40,167
Partner Communications Co., Ltd.                        24,000          368,870
Supersol Ltd.                                           26,000           81,534
Syneron Medical Ltd.(a)                                  1,300            9,178
Teva Pharmaceutical Industries Ltd.                      4,400          181,818
Teva Pharmaceutical Industries Ltd. (ADR)               97,704        4,049,831
-------------------------------------------------------------------------------
                                                                   $  9,764,716
-------------------------------------------------------------------------------

Jordan  - 0.7%
-------------------------------------------------------------------------------
Arab Bank Plc                                           62,595     $  1,183,912
Arab East Investment                                    17,683           42,705
Arab Potash Co.                                          6,100          306,838
Bank of Jordan                                          11,100           34,690
Jordan Ahli Bank                                        14,000           30,565
Jordan Cement Factory                                    5,600           50,278
Jordan Petroleum Refinery                                7,100           65,727
Jordan Steel                                            13,802           33,036
Jordan Telecom Corp.                                     9,600           63,505
Jordanian Electric Power Co.                            20,787           85,535
Middle East Complex for Engineering, Electric, &
Heavy Industries Plc(a)                                 69,800          150,892
Taameer Jordan Co.(a)                                   82,800           84,340
Union Land Development                                  32,100           39,584
United Arab Investors(a)                                65,800           94,593
-------------------------------------------------------------------------------
                                                                   $  2,266,200
-------------------------------------------------------------------------------

Kenya  - 0.7%
-------------------------------------------------------------------------------
Athi River Mining Ltd.                                  78,100     $     82,413
Bamburi Cement Co., Ltd.                               149,700          281,599
Barclays Bank of Kenya Ltd.                            346,365          211,057
Diamond Trust of Kenya Ltd.                             46,700           41,335
East African Breweries Ltd.                            263,680          448,933
Equity Bank Ltd.                                        69,200          135,533
ICDC Investment Co.                                    196,000           35,815
Kenya Airways Ltd.                                     345,800          119,808
Kenya Commercial Bank Ltd.                           1,017,300          262,748
Kenya Electricity Generating Co., Ltd.                 921,100          162,856
Kenya Oil Co., Ltd.                                     64,000           44,193
Kenya Power & Lighting Ltd.                             25,400           39,035
Mumias Sugar Co., Ltd.                                 856,800           53,224
Nation Media Group Ltd.                                 54,600           96,062
NIC Bank Ltd.                                          111,300           56,338
Safaricom Ltd.(a)                                    3,110,800          122,307
Standard Chartered Bank Kenya Ltd.                      55,400          111,918
-------------------------------------------------------------------------------
                                                                   $  2,305,174
-------------------------------------------------------------------------------

Kuwait  - 0.7%
-------------------------------------------------------------------------------
Boubyan Bank KSC(a)                                    100,000     $    120,500
Boubyan Petrochemicals Co.                              80,000          102,157
Burgan Bank SAK                                         60,000           85,220
Commercial Bank of Kuwait SAK                           50,000          172,563
Global Investment House KSCC                            27,500            8,226
Kuwait Finance House KSC                                35,000          142,537
Kuwait Foods Co. (Americana)                            45,000          136,669
Kuwait International Bank                              140,000           93,235
Kuwait Projects Co. Holdings KSC                        45,000           67,770
Mabanee Co. SAKC(a)                                     35,000           69,116
Mobile Telecommunications Co.                          157,500          423,986
National Bank of Kuwait SAK                            127,500          475,237
National Industries Group Holding                      270,000          223,641
Public Warehousing Co. KSC                              50,000          115,617
-------------------------------------------------------------------------------
                                                                   $  2,236,474
-------------------------------------------------------------------------------

Latvia  - 0.0%
-------------------------------------------------------------------------------
Grindeks(a)                                              2,000     $      8,124
Latvian Shipping Co.(a)                                 80,000           73,003
SAF Tehnika(a)                                           5,000            3,447
Ventspils Nafta(a)                                       7,900           10,506
-------------------------------------------------------------------------------
                                                                   $     95,080
-------------------------------------------------------------------------------

Lithuania  - 0.7%
-------------------------------------------------------------------------------
Apranga PVA                                            177,785     $    154,248
Bankas Snoras(a)                                        39,504           10,209
Invalda PVA                                             19,100           12,291
Klaipedos Nafta PVA                                    845,900          284,188
Lietuvos Dujos                                          31,900           14,285
Lietuvos Energija(a)                                    42,400           33,175
Pieno Zvaigzdes                                         63,600           52,582
Rokiskio Suris                                          69,800           55,189
Rytu Skirstomieji Tinklai(a)                            88,200           64,766
Sanitas                                                 55,400          185,161
Siauliu Bankas                                         774,861          237,600
Snaige(a)                                                4,000              678
Teo LT AB                                            1,135,400          532,099
Ukio Bankas Commercial Bank                          1,338,680          441,854
-------------------------------------------------------------------------------
                                                                   $  2,078,325
-------------------------------------------------------------------------------

Malaysia  - 3.3%
-------------------------------------------------------------------------------
Airasia Bhd(a)                                         338,200     $     81,481
Alliance Financial Group Bhd                           103,700           53,874
AMMB Holdings Bhd                                      184,200          115,724
Asiatic Development Bhd                                 40,800           43,798
Astro All Asia Networks Plc                             88,200           51,844
Batu Kawan Bhd                                          90,500          214,584
Berjaya Sports Toto Bhd                                122,400          158,588
British American Tobacco Malaysia Bhd                   18,800          230,012
Bumiputra-Commerce Holdings Bhd                        363,800          638,793
Bursa Malaysia Bhd                                     131,700          183,925
Dialog Group Bhd                                       221,900           54,200
Digi.com Bhd                                            65,600          371,590
Eastern & Oriental Bhd                                  48,800            8,200
Gamuda Bhd                                             738,200          384,353
Genting Bhd                                            481,600          486,373
Hong Leong Bank Bhd                                     53,900           75,732
IGB Corp. Bhd                                          173,500           69,109
IJM Corp. Bhd                                          239,350          222,355
IOI Corp. Bhd                                          470,205          503,828
Kencana Petroleum Bhd(a)                               233,700           86,985
Kinsteel Bhd                                           202,200           22,633
KNM Group Bhd                                        1,333,800          157,558
Kuala Lumpur Kepong Bhd                                 55,500          152,070
Kulim (Malaysia) Bhd                                    41,000           55,262
Lafarge Malayan Cement Bhd                              99,150           86,307
Lion Industries Corp. Bhd                              120,300           21,316
Malayan Banking Bhd                                    248,750          358,507
Malaysian Airline System Bhd                           165,733          129,892
Malaysian Airline System Bhd (PFC Shares)               33,533            6,971
Malaysian Bulk Carriers Bhd                            102,200           71,658
Malaysian Resources Corp. Bhd                          144,000           31,443
MISC Bhd                                               111,400          272,241
MMC Corp. Bhd                                          243,600           88,797
Multi-Purpose Holdings Bhd                             110,400           32,121
Parkson Holdings Bhd                                    76,040           67,960
Petra Perdana Bhd                                       83,400           29,794
Petronas Dagangan Bhd                                   67,200          136,597
Petronas Gas Bhd                                        42,700          115,676
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                        181,900          145,688
Pos Malaysia Bhd                                        22,200           12,416
PPB Group Bhd                                          117,700          306,871
Public Bank Bhd                                        298,200          723,229
Resorts World Bhd                                      357,900          220,160
RHB Capital Bhd                                         62,100           62,847
SapuraCrest Petroleum Bhd                              208,100           42,385
Sarawak Energy Bhd                                     152,400           83,967
Shell Refining Co. Bhd                                  36,900           88,443
Sime Darby Bhd                                         896,739        1,356,928
Sino Hua-An International Bhd                          401,500           24,659
SP Setia Bhd                                            75,600           68,573
Ta Ann Holdings Bhd                                     25,400           19,637
TA Enterprise Bhd                                      323,000           54,533
Tanjong Plc                                             24,100           89,651
Telekom Malaysia Bhd                                   171,100          149,670
Tenaga Nasional Bhd                                    226,900          368,283
Titan Chemicals Corp. Bhd                              168,000           29,796
TM International Bhd(a)                                131,600          115,238
Uchi Technologies Bhd                                   90,400           22,723
UEM Land Holdings Bhd(a)                               510,500          106,841
UMW Holdings Bhd                                        78,000          119,503
Wah Seong Corp. Bhd                                    107,125           29,456
WCT Bhd                                                 98,800           28,765
WTK Holdings Bhd(a)                                    154,250           33,444
YNH Property Bhd                                       150,453           47,687
YTL Corp. Bhd                                           61,300          118,337
YTL Power International Bhd                            293,821          153,258
-------------------------------------------------------------------------------
                                                                   $ 10,495,139
-------------------------------------------------------------------------------

Mauritius  - 0.6%
-------------------------------------------------------------------------------
Air Mauritius Ltd.                                      37,800     $     11,760
Ireland Blyth Ltd.                                      31,600           40,012
Mauritius Commercial Bank                              231,900          796,547
Mauritius Development Investment Trust Co., Ltd.       258,000           30,900
New Mauritius Hotels Ltd.                              126,350          290,744
Promotion & Development Ltd.                            11,800           25,183
Rogers & Co., Ltd.                                      13,200          102,217
Shell Mauritius Ltd.                                    14,300           35,192
State Bank of Mauritius Ltd.                           197,800          300,150
Sun Resorts Ltd.                                        67,375           84,399
United Basalt Products Ltd.                             36,000           40,401
United Docks Ltd.(a)                                    27,400           70,997
-------------------------------------------------------------------------------
                                                                   $  1,828,502
-------------------------------------------------------------------------------

Mexico  - 6.1%
-------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                             123,000     $    209,662
America Movil SA de CV (Series 'L')                  3,669,920        5,238,984
Axtel SA de CV (Series 'CPO')(a)                        77,100           31,930
Banco Compartamos SA de CV                              97,800          180,729
Carso Global Telecom SA de CV (Series 'A1')(a)          98,400          355,457
Carso Infraestructura y Construccion SA(a)             358,400          147,179
Cemex SAB de CV (Series 'CPO')(a)                    2,946,918        2,297,264
Coca-Cola Femsa SA de CV (Series 'L')                   30,200          113,928
Consorcio ARA SA de CV                                  37,200            9,321
Controladora Comercial Mexicana SA de CV                40,400            8,576
Corporacion GEO SA de CV (Series 'B')(a)                66,100           72,921
Corporacion Moctezuma SA de CV                          27,500           35,066
Desarrolladora Homex SA de CV(a)                        25,100           80,084
Division DINE SA de CV(a)                               78,400           28,921
Embotelladoras Arca SA                                  16,000           28,509
Empresas ICA SA de CV(a)                               196,200          314,088
Fomento Economico Mexicano SA de CV (Series 'UBD')     379,500        1,059,207
Gruma SAB (Class 'B' Shares)(a)                         21,445            9,284
Grupo Aeroportuario del Centro Norte SAB de CV          37,000           40,175
Grupo Aeroportuario del Pacifico SA de CV
(Class 'B' Shares)                                      41,500           77,845
Grupo Aeroportuario del Sureste SAB de CV
(Class 'B' Shares)                                      28,800           84,191
Grupo Bimbo SA de CV (Series 'A')                       89,900          324,564
Grupo Carso SA de CV (Series 'A1')                     217,000          495,856
Grupo Elektra SA de CV                                   8,300          191,797
Grupo Financiero Banorte SA de CV
(Class 'O' Shares)                                     702,400          925,465
Grupo Financiero Inbursa SA de CV
(Class 'O' Shares)                                     409,700          912,517
Grupo Iusacell SA de CV(a)                               6,533           10,904
Grupo Lamosa SA(a)                                      47,773           33,251
Grupo Mexico SA de CV (Series 'B')                   1,604,870          885,804
Grupo Modelo SA de CV (Series 'C')                     154,200          411,385
Grupo Televisa SA (Series 'CPO')                       293,000          821,248
Impulsora del Desarrollo y el Empleo en America
Latina de CV (Series 'B1')(a)                          484,900          229,164
Industrias CH SA (Series 'B')(a)                        25,700           72,088
Industrias Penoles SA de CV                             45,400          407,634
Kimberly-Clark de Mexico SA de CV                       73,000          238,298
Mexichem SA de CV                                      210,096          153,544
Organizacion Soriana SAB de CV (Class 'B' Shares)(a)    30,500           48,062
Promotora y Operadora de Infraestructura SA de CV(a)    77,700           86,530
Telefonos de Mexico SA de CV (Series 'A')                6,500            5,746
Telefonos de Mexico SA de CV (Series 'L')            1,021,000          903,936
Telmex Internacional SAB de CV (Class 'A' Shares)        6,500            2,986
Telmex Internacional SAB de CV (Class 'L' Shares)    1,134,200          536,024
TV Azteca SA de CV (Series 'CPO')                      153,000           53,246
Urbi Desarrollos Urbanos SA de CV(a)                    35,900           36,856
Vitro SA de CV (Series 'A')                             34,900           11,077
Wal-Mart de Mexico SA de CV (Series 'V')               469,100          979,189
-------------------------------------------------------------------------------
                                                                   $ 19,200,492
-------------------------------------------------------------------------------

Morocco  - 1.7%
-------------------------------------------------------------------------------
Attijariwafa Bank                                       27,800     $    720,202
Banque Centrale Populaire                                5,900          174,507
Banque Marocaine du Commerce Exterieur (BMCE)           20,080          566,353
Banque Marocaine pour le Commerce et l'
Industrie (BMCI)                                           760           69,060
Centrale Laitiere                                           85           63,343
Ciments du Maroc                                           800          141,961
Compagnie Generale Immobiliere                           1,300          308,303
Credit Immobilier et Hotelier                            1,440           66,241
Douja Promotion Groupe Addoha SA                        34,300          342,895
Holcim Maroc SA                                            450           85,078
Lafarge Ciments                                          3,010          488,344
Managem                                                    755           12,679
Maroc Telecom                                           57,400          969,810
ONA SA                                                   4,680          634,937
RISMA(a)                                                 1,900           65,103
Samir                                                    1,180           84,580
Societe des Brasseries du Maroc                            225           41,533
Societe Nationale d'Investissement                       1,725          313,948
SONASID (Societe Nationale de Siderurgie)                  580          184,794
Wafa Assurance                                             100           20,769
-------------------------------------------------------------------------------
                                                                   $  5,354,440
-------------------------------------------------------------------------------

Nigeria  - 0.8%
-------------------------------------------------------------------------------
Access Bank Nigeria Plc                              1,189,100     $     29,737
Afribank Nigeria Plc                                   477,146           20,209
African Petroleum Plc                                  285,989          278,849
Ashaka Cement Plc(a)                                   221,861           13,890
Dangote Sugar Refinery Plc                           1,792,032          120,645
Ecobank Transnational Inc.                             465,000           75,463
Fidelity Bank Plc                                    3,500,000           78,724
First Bank/Nigeria                                   3,223,208          312,718
First City Monument Bank Plc                         4,500,000          125,546
Guaranty Trust Bank Plc                              3,019,690          175,855
Guiness Nigeria Plc                                    147,075           69,201
Intercontinental Bank Plc                            1,500,300           56,200
Mobil Nigeria Plc                                       36,700           73,314
Nigerian Breweries Plc                                 856,000          172,549
Oando Plc                                              448,000          163,765
Oceanic Bank International Plc                         510,200           20,729
PZ Cussons Nigeria Plc                               1,185,000           90,957
UAC of Nigeria Plc(a)                                  300,000           50,217
Unilever Nigeria Plc(a)                                270,000           10,162
Union Bank of Nigeria Plc                            2,222,013          145,926
United Bank for Africa Plc                           2,246,800          101,584
Zenith Bank Ltd.                                     2,413,275          197,244
-------------------------------------------------------------------------------
                                                                   $  2,383,484
-------------------------------------------------------------------------------

Oman  - 0.7%
-------------------------------------------------------------------------------
Ahli Bank(a)                                            90,000     $     30,152
Al Jazeira Services Co.                                119,160           15,006
Bank Dhofar SAOG                                       189,920          206,903
Bank Muscat SAOG                                       255,745          431,827
Bank Sohar(a)                                          322,000           90,157
Dhofar International Development & Investment
Holding Co.                                             27,600           20,018
Galfar Engineering & Contracting SAOG                   62,800           84,127
National Bank of Oman Ltd.                             184,410          133,369
Oman Cables Industry SAOG                               33,600           42,544
Oman Cement Co., SAOG                                   58,100           43,802
Oman Flour Mills Co., Ltd. SAOG                        164,100           94,332
Oman International Bank SAOG                           146,750           77,467
Oman National Investment Corp. Holdings                 18,200           10,327
Oman Telecommunications Co.                            152,750          626,526
Ominvest                                                17,640           16,941
Raysut Cement Co., SAOG                                 67,700          135,085
Renaissance Holdings Co.                               156,673          169,968
Shell Oman Marketing Co.                                11,900           54,253
-------------------------------------------------------------------------------
                                                                   $  2,282,804
-------------------------------------------------------------------------------

Pakistan  - 0.7%
-------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                             15,500     $      8,808
Allied Bank Ltd.                                       106,840           32,694
Arif Habib Securities Ltd.                              21,875            5,082
Azgard Nine Ltd.                                       409,500           78,688
Bank Alfalah Ltd.                                      108,301           19,030
Bank of Punjab(a)                                      204,500           26,180
D.G. Khan Cement Co., Ltd.(a)                          215,300           39,519
EFU General Insurance Ltd.                              13,800           12,047
Engro Chemical Pakistan Ltd.                           233,000          351,990
Fauji Fertilizer Bin Qasim Ltd.                         58,000           11,600
Fauji Fertilizer Co., Ltd.                              67,500           73,414
Hub Power Co., Ltd.                                    604,700          122,393
Indus Motor Co., Ltd.                                   24,000           19,167
Kot Addu Power Co., Ltd.                               218,000          105,321
Lucky Cement Ltd.(a)                                    93,500           35,561
Muslim Commercial Bank Ltd.                            240,275          287,236
National Bank of Pakistan                              176,412          126,244
Nishat Mills Ltd.                                      111,500           37,181
Oil & Gas Development Co., Ltd.                        357,100          206,897
Packages Ltd.(a)                                        11,500           16,976
Pakistan Oil Fields Ltd.                                24,000           30,123
Pakistan Petroleum Ltd.                                 56,485          105,101
Pakistan State Oil Co., Ltd.                            16,900           25,958
Pakistan Telecommunication Co., Ltd.(a)                826,100          162,550
SUI Northern Gas Pipelines Ltd.                        211,000           87,790
SUI Southern Gas Co., Ltd.                             158,500           28,248
United Bank Ltd.                                        35,625           15,629
-------------------------------------------------------------------------------
                                                                   $  2,071,427
-------------------------------------------------------------------------------

Peru  - 1.6%
-------------------------------------------------------------------------------
Alicorp SA                                             384,800     $    193,488
Austral Group SA(a)                                    658,650           47,608
Cia de Minas Buenaventura SA                             1,600           30,371
Cia de Minas Buenaventura SA (ADR)                      52,080          981,187
Cia Minera Atacocha SA (Class 'B' Shares)
(PFC Shares)                                            39,750            6,871
Cia Minera Milpo SA                                    179,557          326,724
Credicorp Ltd.                                          25,970        1,074,539
Edegel SA                                            1,180,000          433,878
Edelnor SA                                             108,248           72,120
Empresa Agroindustrial Casa Grande SA(a)                69,120           97,098
Energia del Sur SA                                      39,900          147,964
Ferreyros SA                                           294,824          187,161
Grana y Montero SA                                     210,612          135,687
Luz del Sur SAA                                         90,550          108,136
Minsur SA                                              162,200          183,507
Sociedad Minera Cerro Verde SA                           8,490           78,957
Sociedad Minera el Brocal SA                             8,970           40,875
Southern Copper Corp.                                   59,480          829,151
Volcan Cia Minera SA (Class 'B' Shares)                332,397          103,417
-------------------------------------------------------------------------------
                                                                   $  5,078,739
-------------------------------------------------------------------------------

Philippines  - 1.6%
-------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                        3,911,000     $    466,144
Alliance Global Group, Inc.(a)                       1,460,000           49,720
Altlas Consolidated Mining & Development Corp.(a)      500,000           32,940
Ayala Corp.                                             55,996          227,180
Ayala Land, Inc.                                     1,570,800          205,648
Banco De Oro                                           338,020          159,918
Bank of the Philippine Islands                         378,600          271,432
Filinvest Land, Inc.                                 3,449,000           29,963
First Gen Corp.(a)                                      73,300           20,172
First Philippine Holdings Corp.(a)                      70,100           28,326
Globe Telecom, Inc.                                      6,540          113,909
Holcim Philippines, Inc.                             1,492,000           62,634
International Container Terminal Services, Inc.        388,900           87,388
JG Summit Holding, Inc.                              2,411,900          124,048
Jollibee Foods Corp.                                   143,300          117,911
Manila Electric Co.                                    178,200          220,586
Manila Water Co.                                       254,600           54,510
Megaworld Corp.                                      2,476,800           29,561
Metropolitan Bank & Trust Co.                          261,600          124,908
Philex Mining Corp.(a)                               3,213,700          305,256
Philippine Long Distance Telephone Co.                  26,620        1,160,998
PNOC Energy Development Corp.                        3,240,800          146,225
Robinsons Land Corp.                                   411,400           39,978
San Miguel Corp. (Class 'B' Shares)                    649,500          563,384
SM Investments Corp.                                    53,938          215,374
SM Prime Holdings, Inc.                                893,799          134,123
Universal Robina Corp.                                 349,600           52,025
-------------------------------------------------------------------------------
                                                                   $  5,044,261
-------------------------------------------------------------------------------

Poland  - 2.6%
-------------------------------------------------------------------------------
Agora SA                                                28,530     $    109,083
AmRest Holdings NV(a)                                    4,410           58,180
Bank Handlowy w Warszawie SA                             4,170           41,622
Bank Millennium SA                                     176,600          105,571
Bank Pekao SA                                           26,488          822,449
Bank Zachodni WBK SA                                     5,900          147,958
Bioton SA(a)                                         1,980,100          112,546
BRE Bank SA(a)                                           1,603           62,623
Budimex SA(a)                                            4,100           64,832
Cersanit-Krasnystaw SA(a)                               40,950          106,260
Ciech SA                                                 1,850           12,671
Cinema City International NV(a)                          5,300           24,343
Cyfrowy Polsat SA                                       43,000          179,803
Debica SA                                                2,520           25,548
Dom Development SA                                       7,570           54,561
Echo Investment SA(a)                                   31,000           17,111
Elektrobudowa SA                                         1,000           40,009
Eurocash SA                                             23,000           55,894
Farmacol SA(a)                                           4,040           28,807
Getin Holding SA(a)                                     57,150           60,302
Globe Trade Centre SA(a)                                53,590          200,799
Grupa Kety SA                                            1,090           18,631
Grupa Lotos SA(a)                                       26,453           58,796
ING Bank Slaski SA w Katowicach                            805           62,667
KGHM Polska Miedz SA                                    43,580          372,097
LPP SA(a)                                                  275           85,149
Mostostal Zabrze - Holding SA(a)                        26,460           22,561
Mostostal-Export SA(a)                                  44,200           21,760
Mostostal-Warszawa SA(a)                                 3,160           43,235
Multimedia Polska SA                                    37,040           75,701
Netia SA(a)                                             85,915           63,534
NG2 SA(a)                                                3,810           41,379
Orbis SA                                                11,830           84,088
PBG SA(a)                                                5,190          302,127
Polimex Mostostal SA                                   446,500          314,244
Polish Oil & Gas                                       358,200          388,731
Polnord SA(a)                                            1,920           13,593
Polska Grupa Farmaceutyczna SA(a)                        3,200           17,157
Polski Koncern Naftowy Orlen SA                         81,960          523,392
Powszechna Kasa Oszczednosci Bank Polski SA            119,060          943,056
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)         13,800           39,219
Softbank SA                                             37,573          504,230
Telekomunikacja Polska SA                              257,420        1,452,782
TVN SA                                                 144,250          487,839
Zaklad Przetworstwa Hutniczego Stalprodukt SA              530           38,813
Zaklady Azotowe Pulawy SA                                1,500           17,253
Zaklady Chemiczne Police SA(a)                           9,600           12,313
-------------------------------------------------------------------------------
                                                                   $  8,335,319
-------------------------------------------------------------------------------

Qatar  - 1.3%
-------------------------------------------------------------------------------
Barwa Real Estate Co.                                   12,993     $     78,914
Commercial Bank of Qatar                                21,957          373,313
Doha Bank Ltd.                                          15,676          136,759
First Finance Co.(a)                                    29,000          163,678
Industries Qatar                                        41,735          821,034
Masraf Al Rayan                                        103,100          280,743
Qatar Electricity & Water Co.                            9,620          205,329
Qatar Fuel                                               5,770          185,842
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)              70,100          302,414
Qatar Insurance Co.                                      3,220           63,894
Qatar International Islamic Bank(a)                     11,943          140,331
Qatar Islamic Bank                                      22,087          432,983
Qatar National Bank                                     12,914          386,610
Qatar National Navigation                               10,580          153,507
Qatar Real Estate Investment Co.(a)                      2,760           14,639
Qatar Shipping Co.                                       9,636           59,666
Qatar Telecom QSC                                       10,202          298,223
United Development Co.                                   4,780           38,567
-------------------------------------------------------------------------------
                                                                   $  4,136,446
-------------------------------------------------------------------------------

Romania  - 0.7%
-------------------------------------------------------------------------------
Antibiotice SA                                         409,100     $     43,466
Banca Comerciala Carpatica Sibiu(a)                    110,544            3,205
Banca Transilvania(a)                                1,462,196          339,646
Biofarm Bucuresti(a)                                 1,919,988           36,515
BRD-Group Societe Generale                             528,080          901,398
Flamingo International SA(a)                           900,700            6,078
Impact SA(a)                                           253,290           23,712
Rompetrol Rafinare SA(a)                            12,930,500           91,033
SNP Petrom SA                                       11,719,400          575,447
Transelectrica SA                                       34,000           97,533
Turbomechanica SA(a)                                   347,300            6,978
-------------------------------------------------------------------------------
                                                                   $  2,125,011
-------------------------------------------------------------------------------

Russia  - 5.7%
-------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                 59,000     $     38,374
AvtoVAZ                                                263,394           44,836
Central Telecommunication Co.                           85,700            8,999
Cherepovets MK Severstal                                 2,900            7,492
Cherepovets MK Severstal (GDR)(144A)                    24,050           62,248
Comstar United Telesystems (GDR)                        83,350          199,677
CTC Media, Inc.(a)                                      47,467          163,761
Evraz Group SA (GDR)(144A)                               4,850           40,740
Federal Grid Co. Unified Energy System JSC(a)       10,725,782           24,669
Gazprom Neft                                             5,000           10,186
Gazprom Neft (ADR)                                       1,800           18,000
Holding MRSK OAO(a)                                    911,500           18,458
Holding MRSK OAO (PFC Shares)(a)                       163,649            1,735
Irkutskenergo                                          327,400           60,274
JSC MMC Norilsk Nickel (ADR)                           103,400          426,579
JSC Severstal-Avto                                       9,262           23,060
KamAZ(a)                                               127,700           49,298
Kuzbassenergo(a)                                       742,008            1,391
LUKOIL                                                       1               33
LUKOIL (ADR)                                            67,800        2,211,235
Magnitogorsk Iron & Steel Works (GDR)(144A)              3,500            8,117
Mechel (ADR)                                            22,400           76,160
Mining & Metallurgical Co.                               2,680          113,740
Mobile TeleSystems                                     148,700          458,007
Mobile TeleSystems (ADR)                                 2,200           46,860
Mosenergo(a)                                           971,603           24,027
NovaTek OAO (GDR)(144A)                                 14,416          316,298
Novolipetsk Steel (GDR)                                 21,400          181,686
Novolipetsk Steel (GDR)(144A)                            6,536           55,347
OAO Gazprom                                             73,400          234,316
OAO Gazprom (ADR)                                      421,999        5,450,473
OAO Inter Rao Ues(a)                                44,433,554            7,332
OAO Rosneft Oil Co.                                     24,700           76,774
OAO Rosneft Oil Co. (GDR)                              361,120        1,121,002
OAO Seventh Continent(a)                                16,900           98,336
OAO TGK-1(a)                                        40,579,546            3,084
OAO TGK-13(a)                                        1,829,031            1,161
OAO TMK (GDR)(144A)                                     13,200           56,549
OGK-1(a)                                             1,021,060            8,826
OGK-2(a)                                               531,535            3,777
OGK-3                                                  967,658            7,688
OGK-4 OJSC(a)                                        1,090,428           11,012
Pegas Nonwovens SA                                      11,200          122,605
PIK Group (GDR)(a)                                      44,400           25,293
Polyus Gold                                                800           23,034
Polyus Gold (ADR)                                        5,600           81,592
Progress Capital OAO(a)                                  1,531            7,701
RAO Energy System of East OAO(a)                       911,500            1,641
RAO Energy System of East OAO (PFC Shares)(a)          163,649              286
Raspadskaya                                              8,400            7,117
RBC Information Systems(a)                              54,450           16,740
Rostelecom                                              51,000          441,135
Rostelecom (ADR)                                        12,400          620,124
RusHydro(a)                                          3,665,088           60,698
Sberbank                                             2,701,188        1,227,541
Sberbank (PFC Shares)                                  539,250          113,441
Sistema JSFC                                           104,800           14,672
Sistema JSFC (GDR)                                      41,430          152,581
Sitronics (GDR)(a)                                       9,050            5,747
Slavneft-Megionneftegas(a)                               1,400            7,074
Surgutneftegaz                                         163,200           69,832
Surgutneftegaz (ADR)                                   258,960        1,106,657
Surgutneftegaz (PFC Shares)                            914,700          186,666
Tatneft                                                 26,233           43,874
Tatneft (GDR)(144A)                                      8,960          293,828
TGC-5 JSC(a)                                        84,535,350            8,454
TGC-6(a)                                            16,266,446            1,236
TGK-2(a)                                            13,779,634              854
TGK-4(a)                                            16,839,141            2,206
TGK-8(a)                                               360,630              323
TGK-9                                               71,467,037            1,787
TGK-11 (PFC Shares)(a)                                 163,649              911
TGK-11 Holding OAO(a)                                  911,500            5,075
TGK-14(a)                                           10,309,745              608
Transneft                                                  470           83,628
Uralsvyazinform                                      2,952,700           20,710
Vimpel-Communications (ADR)                            150,740          918,007
Volga Territorial Generation Co.(a)                    354,929            2,234
VTB Bank OJSC (GDR)(144A)                              213,970          253,968
WGC-6                                                  619,467            4,402
Wimm-Bill-Dann Foods OJSC (ADR)(a)                       2,665           64,626
X5 Retail Group NV (GDR)(a)                             30,194          204,122
-------------------------------------------------------------------------------
                                                                   $ 17,974,647
-------------------------------------------------------------------------------

Slovenia  - 0.7%
-------------------------------------------------------------------------------
Gorenje DD                                               8,720     $    128,691
Istrabenz                                                3,000           80,643
KRKA DD                                                 13,840          950,305
Luka Koper                                              10,030          300,094
Mercator Poslovni Sistem                                   552          111,835
Petrol                                                     460          153,315
Sava DD                                                    360          109,311
Telekom Slovenije DD                                     2,840          454,719
-------------------------------------------------------------------------------
                                                                   $  2,288,913
-------------------------------------------------------------------------------

South Africa  - 5.8%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                         35,150     $    316,660
Adcock Ingram Holdings Ltd.(a)                          33,300          130,250
Adcorp Holdings Ltd.                                    16,900           33,644
AECI Ltd.                                                6,330           31,408
African Bank Investments Ltd.                           86,814          221,494
African Rainbow Minerals Ltd.                            4,800           55,657
Allan Gray Property Trust                               84,300           46,784
Allied Electronics Corp. Ltd.                           17,182           39,954
Allied Electronics Corp. Ltd. (PFC Shares)(a)           69,600          148,636
Anglo Platinum Ltd.                                      7,180          293,977
AngloGold Ashanti Ltd.                                  27,271          772,570
Aspen Pharmacare Holdings Ltd.(a)                       57,031          234,749
Aveng Ltd.                                              66,290          169,359
AVI Ltd.                                                32,000           60,681
Barloworld Ltd.                                         50,920          166,313
Bidvest Group Ltd.                                      95,739          929,820
British American Tobacco Plc(a)                             40            1,083
DataTec Ltd.(a)                                         60,700           90,051
Discovery Holdings Ltd.                                 41,945          103,961
ElementOne Ltd.(a)                                      44,850           52,461
FirstRand Ltd.                                         273,850          395,074
Foschini Ltd.                                           30,100          133,732
Gold Fields Ltd.                                        69,435          730,254
Grindrod Ltd.                                           64,300           83,353
Group Five Ltd.                                         27,660           86,576
Growthpoint Properties Ltd.                             95,900          135,799
Harmony Gold Mining Co., Ltd.(a)                        31,910          375,741
Hyprop Investments Ltd.                                 28,000          111,115
Illovo Sugar Ltd.                                       27,600           64,163
Impala Platinum Holdings Ltd.                           63,530          727,145
Imperial Holdings Ltd.                                  16,480           82,268
Investec Ltd.                                           16,000           58,175
JD Group Ltd.                                           17,090           60,658
JSE Ltd.                                                15,200           58,756
Kumba Iron Ore Ltd.                                      7,860          113,218
Kumba Resources Ltd.                                     7,110           46,991
Liberty Holdings Ltd.                                   18,600          120,957
Massmart Holdings Ltd.                                  24,700          194,505
Medi-Clinic Corp. Ltd.                                  52,200          110,660
Metropolitan Holdings Ltd.                              38,600           45,631
Mittal Steel South Africa Ltd.                          17,640          137,415
Mondi Ltd.                                               9,900           30,818
Mr. Price Group Ltd.                                    72,100          182,158
MTN Group Ltd.                                         301,840        2,862,196
Murray & Roberts Holdings Ltd.                          80,150          334,812
Mvelaphanda Group Ltd.                                  65,900           27,947
Nampak Ltd.                                             32,738           41,769
Naspers Ltd. (Class 'N' Shares)                         44,392          676,584
Nedbank Group Ltd.                                      17,630          155,493
Netcare Ltd.(a)                                        280,550          242,205
New Clicks Holdings Ltd.                                89,300          143,289
Northam Platinum Ltd.                                   14,400           24,323
Pangbourne Properties Ltd.                              28,800           39,786
Pick'n Pay Holdings Ltd.                                36,500           50,939
Pick'n Pay Stores Ltd.                                  45,170          152,325
Pretoria Portland Cement Co., Ltd.                      48,027          138,119
Raubex Group Ltd.                                       30,000           49,550
Reinet Investments SCA(a)                               31,594           30,178
Remgro Ltd.                                             49,600          342,261
Reunert Ltd.                                            49,160          226,384
RMB Holdings Ltd.                                       59,900          133,305
Sanlam Ltd.                                            201,890          317,853
Santam Ltd.                                              5,583           42,500
Sappi Ltd.                                              75,636          246,206
Sasol Ltd.                                              48,350        1,287,345
Shoprite Holdings Ltd.                                  46,300          245,289
Spar Group Ltd.                                         23,600          126,277
Standard Bank Group Ltd.                               121,821          837,218
Steinhoff International Holdings Ltd.                  222,040          258,862
Sun International Ltd.                                  11,182           96,252
Telkom South Africa Ltd.                                48,450          548,061
Tiger Brands Ltd.                                       13,300          182,377
Truworths International Ltd.                            50,900          174,658
Wilson Bayly Holmes-Ovcon Ltd.                          11,900          112,340
Woolworths Holdings Ltd.                               160,409          210,095
-------------------------------------------------------------------------------
                                                                   $ 18,341,472
-------------------------------------------------------------------------------

South Korea  - 6.6%
-------------------------------------------------------------------------------
Amorepacific Corp.                                         418     $    186,167
Busan Bank                                              12,700           57,045
Cheil Industries, Inc.                                   5,650          135,308
CJ CheilJedang Corp.                                       596           65,775
CJ Corp.                                                   504           11,991
CJ Home Shopping                                         1,580           49,020
Daegu Bank                                               7,550           37,858
Daelim Industrial Co., Ltd.                              1,670           55,386
Daewoo Engineering & Construction Co., Ltd.             12,241           81,405
Daewoo International Corp.                               3,471           60,251
Daewoo Motor Sales Corp.                                 1,870            8,094
Daewoo Securities Co., Ltd.                              9,010          109,437
Daewoo Shipbuilding & Marine Engineering Co., Ltd.       5,530           80,806
Daewoong Pharmaceutical Co., Ltd.                          597           21,309
Daishin Securities Co.                                   2,920           34,114
DC Chemical Co., Ltd.                                    1,320          195,711
Dong-A Pharmaceutical Co., Ltd.                            520           33,080
Dongbu Insurance Co., Ltd.                               1,640           16,905
Dongkuk Steel Mill Co., Ltd.                             4,530           79,245
Doosan Corp.(a)                                            560           42,014
Doosan Heavy Industries & Construction Co., Ltd.         2,570          130,913
Doosan Infracore Co., Ltd.                               2,650           25,361
GLOVIS Co., Ltd.                                         1,680           58,422
GS Engineering & Construction Corp.                      3,290          139,177
GS Holdings Corp.                                        3,700           70,110
Hana Financial Group, Inc.                              17,030          278,695
Hanarotelecom, Inc.(a)                                  22,600          100,382
Hanjin Heavy Industries & Construction Co., Ltd.         2,013           43,538
Hanjin Shipping Co., Ltd.                                7,370          103,190
Hankook Tire Co., Ltd.                                  21,040          199,914
Hanmi Pharm Co., Ltd.                                    2,150          167,035
Hanwha Chemical Corp.                                   18,100           94,286
Hanwha Corp.                                             9,490          195,033
Hite Brewery Co., Ltd.(a)                                  389           41,857
Hite Holdings Co., Ltd.                                    482            5,477
Honam Petrochemical Corp.                                1,770           74,080
Hotel Shilla Co., Ltd.                                   1,500           13,739
Hynix Semiconductor, Inc.(a)                            20,040          126,642
Hyosung Corp.                                            1,880           65,149
Hyundai Department Store Co., Ltd.                         915           41,799
Hyundai Development Co.                                  7,860          205,566
Hyundai Engineering & Construction Co., Ltd.             5,370          219,516
Hyundai Heavy Industries Co., Ltd.                       2,155          303,716
Hyundai Marine & Fire Insurance Co., Ltd.                2,000           17,562
Hyundai Merchant Marine Co., Ltd.                       11,620          259,674
Hyundai Mipo Dockyard Co., Ltd.                            775           87,570
Hyundai Mobis                                            4,500          209,535
Hyundai Motor Co.                                       11,430          385,783
Hyundai Securities Co., Ltd.                             7,970           61,186
Hyundai Steel Co.                                        4,260          113,579
IIl Yang Pharmaceutical Co., Ltd.                        1,650           19,510
Industrial Bank of Korea                                 9,380           57,992
Kangwon Land, Inc.                                       7,240           66,029
KB Financial Group, Inc.(a)                             19,400          510,811
KB Financial Group, Inc. (ADR)(a)                        7,200          186,192
KCC Corp.                                                  245           49,775
Kia Motors Corp.(a)                                     13,390           74,645
KISCO Corp.(a)                                             921           28,706
KISCO Holdings Co.                                         279           10,557
Komipharm International Co., Ltd.(a)                     1,200           33,052
Korea Electric Power Corp.                              32,420          655,145
Korea Exchange Bank                                     15,760           75,045
Korea Express Co., Ltd.(a)                               1,760          116,561
Korea Gas Corp.                                          5,680          209,807
Korea Investment Holdings Co., Ltd.                      6,490          129,928
Korea Line Corp.                                           600           27,598
Korea Zinc Co., Ltd.                                       740           47,143
Korean Air Lines Co., Ltd.                               5,502          138,272
Korean Reinsurance Co.                                   2,703           18,345
KT Corp.                                                22,720          650,683
KT Corp. (ADR)                                           7,675          108,448
KT Freetel Co., Ltd.(a)                                  9,390          196,718
KT&G Corp.                                              10,495          628,727
LG Chem Ltd.                                             5,527          316,727
LG Corp.                                                 7,220          199,942
LG Dacom Corp.                                           4,150           54,881
LG Display Co., Ltd.                                    13,010          248,769
LG Electronics, Inc.                                     6,430          328,701
LG Household & Health Care Ltd.                            580           69,776
LG Life Sciences Ltd.(a)                                   930           26,687
LG Telecom Ltd.                                         36,265          242,436
LIG Insurance Co., Ltd.                                  1,700           13,790
Lotte Shopping Co., Ltd.                                   765          104,256
LS Corp.                                                 1,130           60,189
Macquarie Korea Infrastructure Fund                     31,316          114,704
MegaStudy Co., Ltd.                                        200           24,146
Meritz Fire & Marine Insurance Co., Ltd.                 3,920            9,959
Mirae Asset Securities Co., Ltd.                         1,600           84,403
Namhae Chemical Corp.                                    2,480           38,675
Namkwang Engineering & Construction Co., Ltd.(a)         1,600           13,580
NHN Corp.(a)                                             3,375          334,330
POSCO                                                    6,557        1,674,354
S-Oil Corp.                                              5,785          243,503
S1 Corp.                                                 1,050           35,858
Samsung Card Co., Ltd.                                   1,160           31,305
Samsung Corp.                                           10,590          310,101
Samsung Electro-Mechanics Co., Ltd.                      2,450           60,001
Samsung Electronics Co., Ltd.                            7,251        2,521,170
Samsung Electronics Co., Ltd. (PFC Shares)               1,268          276,055
Samsung Engineering Co., Ltd.                            1,220           47,418
Samsung Fine Chemicals Co., Ltd.                           850           26,038
Samsung Fire & Marine Insurance Co., Ltd.                3,885          459,328
Samsung Heavy Industries Co., Ltd.                       8,410          160,290
Samsung SDI Co., Ltd.                                    1,670           80,374
Samsung Securities Co., Ltd.                             6,340          283,551
Samsung Techwin Co., Ltd.                                2,240           44,467
SFA Engineering Corp.                                    1,480           30,159
Shinhan Financial Group Co., Ltd. (a)                   30,320          612,544
Shinsegae Co., Ltd.                                      1,422          455,086
SK Chemicals Co., Ltd.                                   2,160           51,885
SK Energy Co., Ltd.                                      6,249          355,965
SK Holdings Co., Ltd.                                    3,665          269,309
SK Networks Co., Ltd.(a)                                 1,870           12,112
SK Telecom Co., Ltd.                                     5,065          755,772
SK Telecom Co., Ltd. (ADR)                               9,450          154,507
STX Corp.                                                  390            5,531
STX Engine Co., Ltd.                                     1,110           17,786
STX Pan Ocean Co., Ltd.                                  9,800           67,232
STX Shipbuilding Co., Ltd.                               1,570           15,888
Taihan Electric Wire Co., Ltd.                             660            7,339
Tong Yang Investment Bank                                5,665           30,099
Tong Yang Major Corp.(a)                                 6,490           11,621
Woongjin Coway Co., Ltd.                                 3,650           67,058
Woori Finance Holdings Co., Ltd.                        13,960           78,431
Woori Investment & Securities Co., Ltd.                  3,500           42,100
Yuhan Corp.                                                536           77,571
-------------------------------------------------------------------------------
                                                                   $ 20,896,855
-------------------------------------------------------------------------------

Taiwan  - 6.1%
-------------------------------------------------------------------------------
Acer, Inc.                                             147,848     $    183,608
Advanced Semiconductor Engineering, Inc.               434,677          140,711
Altek Corp.                                             90,078           71,765
Ambassador Hotel                                        58,000           49,462
AmTRAN Technology Co., Ltd.                             68,522           20,801
Asia Cement Corp.                                      233,539          164,326
Asia Optical Co., Inc.                                  30,601           32,696
Asustek Computer, Inc.                                 273,327          247,502
AU Optronics Corp.                                     574,532          406,003
BES Engineering Corp.                                  297,000           52,730
Capital Securities Corp.                               143,055           29,767
Catcher Technology Co., Ltd.                            88,770          152,255
Cathay Financial Holding Co., Ltd.                     624,765          606,713
Cathay Real Estate Development Co., Ltd.                71,000           14,455
Chang Hwa Commercial Bank                              480,000          151,510
Cheng Shin Rubber Industry Co., Ltd.                   126,810           88,603
Chi Mei Optoelectronics Corp.                          455,427          138,944
Chicony Electronics Co., Ltd.                           38,520           34,775
China Airlines(a)                                      237,640           44,435
China Development Financial Holding Corp.            1,108,376          191,078
China Life Insurance Co., Ltd.(a)                       96,300           32,428
China Motor Corp.                                      186,315           45,505
China Petrochemical Development Corp.(a)               137,800           24,575
China Steel Corp.                                      830,357          560,421
Chinatrust Financial Holding Co., Ltd.                 757,988          250,212
Chinese Maritime Transport Ltd.                         26,000           40,976
Chong Hong Construction Co., Ltd.                       32,639           24,204
Chung Hung Steel Corp.                                  60,000           20,100
Chunghwa Picture Tubes Ltd.                            356,000           32,747
Chunghwa Telecom Co., Ltd.                             907,838        1,373,752
Chunghwa Telecom Co., Ltd. (ADR)                        13,547          203,747
Clevo Co.                                               45,150           34,820
CMC Magnetics Corp.(a)                                 105,000           14,456
Compal Electronics, Inc.                               216,708          109,805
Coretronic Corp.                                        62,505           33,524
D-Link Corp.                                            25,801           14,302
Delta Electronics, Inc.                                157,947          247,801
Dynapack International Technology Corp.                 23,069           41,837
E.Sun Financial Holding Co., Ltd.                      206,960           47,587
Elan Microelectronics Corp.                             30,000           21,817
Epistar Corp.                                           24,472           22,269
EVA Airways Corp.(a)                                   367,000           68,983
Evergreen International Storage & Transport Corp.       79,000           36,321
Evergreen Marine Corp.                                 273,050          109,716
Everlight Electronics Co., Ltd.                         23,642           31,384
Far Eastern Department Stores Ltd.                     136,500           61,822
Far Eastern Textile Ltd.                               182,977          114,220
Far EasTone Telecommunications Co., Ltd.               231,074          224,118
Faraday Technology Corp.                                29,289           22,936
Farglory Land Development Co., Ltd.                     20,252           13,270
Federal Corp.                                           77,625           22,702
Feng Hsin Iron & Steel Co., Ltd.                        43,260           46,478
First Financial Holding Co., Ltd.                      516,727          222,120
First Steamship Co., Ltd.                               27,000           25,158
Formosa Chemicals & Fibre Corp.                        274,000          293,669
Formosa International Hotels Corp.                       7,700           65,942
Formosa Petrochemical Corp.                            164,000          277,365
Formosa Plastics Corp.                                 442,000          628,278
Formosa Taffeta Co., Ltd.                              169,000           79,448
Formosan Rubber Group, Inc.                            108,000           34,509
Foxconn Technology Co., Ltd.                            71,280          145,454
Fubon Financial Holding Co., Ltd.                      516,000          309,489
Fuhwa Financial Holdings Co., Ltd.                     804,225          302,398
Giant Manufacturing Co., Ltd.                           50,100          106,236
Goldsun Development & Construction Co., Ltd.           148,050           38,565
Great Wall Enterprise Co., Ltd.                         87,094           61,804
Greatek Electronics, Inc.                               50,880           26,592
HannStar Display Corp.                                 938,299          112,739
High Tech Computer Corp.                                43,680          414,471
Highwealth Construction Corp.                           60,908           25,346
Himax Technologies, Inc. (ADR)                          13,900           23,352
Hon Hai Precision Industry Co., Ltd.                   453,008          797,724
Hotai Motor Co., Ltd.                                   61,000           88,595
Hua Nan Financial Holdings Co., Ltd.                   428,400          202,296
Innolux Display Corp.                                  264,000          200,579
Inotera Memories, Inc.(a)                               71,000           21,709
Inventec Appliances Corp.                               78,210           48,010
KGI Securities Co., Ltd.                               129,000           31,584
Largan Precision Co., Ltd.                              13,525           78,787
Lien Hwa Industrial Corp.                              109,198           36,890
Lite-On Technology Corp.                               156,872           94,386
Macronix International Co., Ltd.                       288,418           75,051
Masterlink Securities Corp.                            110,000           21,114
MediaTek, Inc.                                          67,018          482,487
Mega Financial Holding Co., Ltd.                       738,000          216,376
Merida Industry Co., Ltd.                               33,000           38,270
Merry Electronics Co., Ltd.                             30,000           20,943
Mitac International Corp.                               34,793           11,243
Mosel Vitelic, Inc.(a)                                  53,560            9,263
Motech Industries, Inc.                                 10,361           22,078
Nan Kang Rubber Tire Co., Ltd.                         120,900           48,173
Nan Ya Plastics Corp.                                  451,270          442,220
Nan Ya Printed Circuit Board Corp.                       8,211           15,370
Nanya Technology Corp.(a)                              159,467           26,892
Novatek Microelectronics Corp. Ltd.                     21,400           21,822
Oriental Union Chemical Corp.                           66,300           25,771
Pan-International Industrial Co., Ltd.                  28,350           22,508
Phison Electronics Corp.                                13,130           28,269
Polaris Securities Co., Ltd.                           101,300           28,494
Pou Chen Corp.                                         600,672          257,791
Powerchip Semiconductor Corp.(a)                       977,805           90,655
Powertech Technology, Inc.                              43,780           59,453
President Chain Store Corp.                             84,000          197,804
ProMOS Technologies, Inc.(a)                           285,000           12,813
Qisda Corp.                                             66,096           11,846
Quanta Computer, Inc.                                  168,385          159,667
Radiant Opto-Electronics Corp.                          71,070           50,538
Realtek Semiconductor Corp.                             25,525           27,766
RichTek Technology Corp.                                10,230           37,549
Ritek Corp.(a)                                         252,000           34,863
Ruentex Development Co., Ltd.                           71,000           35,469
Ruentex Industries Ltd.                                100,000           52,005
Sanyang Industrial Co., Ltd.                           132,327           24,632
Shih Wei Navigation Co., Ltd.                           38,950           41,394
Shin Kong Financial Holding Co., Ltd.                  186,589           43,251
Shin Zu Shing Co., Ltd.                                 18,690           41,181
Shinkong Synthetic Fibers Corp.                        197,000           22,972
Silicon Motion Technology Corp. (ADR)(a)                 3,600           10,116
Siliconware Precision Industries Co.                   162,243          129,480
Simplo Technology Co., Ltd.                             13,200           32,236
Sincere Navigation                                      65,800           45,177
Sino-American Silicon Products, Inc.                     6,849           13,075
SinoPac Financial Holdings Co., Ltd.                   814,000          135,232
Solar Applied Materials Technology Corp.                22,348           25,684
Synnex Technology International Corp.                   29,525           33,006
TA Chen Stainless Pipe Co., Ltd.                        53,000           19,630
Ta Chong Bank Ltd.(a)                                  161,000           19,106
Tainan Spinning Co., Ltd.                              220,000           39,255
Taishin Financial Holdings Co., Ltd.                   234,000           36,395
Taiwan Business Bank(a)                                106,000           20,264
Taiwan Cement Corp.                                    330,994          220,838
Taiwan Cooperative Bank                                539,330          234,579
Taiwan Fertilizer Co., Ltd.                             51,000           82,105
Taiwan Kolin Co., Ltd.(a)(b)                           177,000                0
Taiwan Mobile Co., Ltd.                                467,427          653,130
Taiwan Semiconductor Manufacturing Co., Ltd.         1,326,155        1,629,229
Taiwan Tea Corp.(a)                                    148,000           46,243
Tatung Co., Ltd.(a)                                    226,000           37,326
Transcend Information, Inc.                             18,892           34,112
Tripod Technology Corp.                                 42,972           42,586
Tsann Kuen Enterprise Co., Ltd.                         57,200           20,492
TSRC Corp.                                              79,000           56,649
Tung Ho Steel Enterprise Corp.                         227,000          149,756
U-Ming Marine Transport Corp.                           79,000           92,674
Uni-President Enterprises Corp.                        458,249          357,721
United Microelectronics Corp.                        1,109,090          236,757
Vanguard International Semiconductor Corp.              81,408           15,999
Wafer Works Corp.                                       11,330           13,386
Walsin Lihwa Corp.                                     227,000           38,605
Wan Hai Lines Ltd.                                     215,250           87,125
Waterland Financial Holdings                           158,377           23,545
Wistron Corp.                                           61,560           42,948
WPG Holdings Co., Ltd.                                  54,615           28,836
Yageo Corp.                                            230,000           26,053
Yang Ming Marine Transport                             138,050           36,920
Yieh Phui Enterprise                                   101,661           27,219
Yuen Foong Yu Paper Manufacturing Co., Ltd.            266,464           52,403
Yulon Motor Co., Ltd.                                  334,809          121,748
Zinwell Corp.                                           44,871           46,058
-------------------------------------------------------------------------------
                                                                   $ 19,336,160
-------------------------------------------------------------------------------

Thailand  - 3.3%
-------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                           554,200     $  1,188,760
Airports of Thailand Pcl(c)                            137,500           71,965
Amata Corp. Pcl(c)                                      75,000            8,194
Asian Property Development Pcl(c)                    2,397,500          150,165
Bangkok Bank Pcl                                       101,800          213,749
Bangkok Bank Pcl(c)                                    252,500          515,250
Bangkok Dusit Medical Services Pcl(c)                  284,400          138,275
Bangkok Expressway Pcl(c)                              127,000           58,842
Bangkok Land Pcl(a)                                    800,000            5,262
Bank of Ayudhya Pcl(c)                                 962,400          249,900
Banpu Pcl(c)                                            62,400          391,805
BEC World Pcl(c)                                       341,200          184,433
Big C Supercenter Pcl(c)                                42,900           46,010
Bumrungrad Hospital Pcl(c)                             153,500           96,582
Cal-Comp Electronics (Thailand) Pcl(c)                 613,900           27,214
Central Pattana Pcl(c)                                 249,600           93,515
Ch. Karnchang Pcl(c)                                   892,200           96,964
Charoen Pokphand Foods Pcl(c)                        2,803,900          264,632
CP Seven Eleven Pcl(c)                                 641,400          205,454
Delta Electronics (Thailand) Pcl(c)                    187,100           51,103
Electricity Generating Pcl(c)                          107,400          212,536
G J Steel Pcl(a)(c)                                  8,819,100           32,790
Glow Energy Pcl                                        125,100           82,291
Hana Microelectronics Pcl(c)                           530,700          166,958
ICC International Pcl(c)                                 8,400           10,571
IRPC Pcl(c)                                          1,040,200           57,417
Italian-Thai Development Pcl(c)                      1,858,000          124,876
Kasikornbank Pcl(c)                                    429,300          551,213
Khon Kaen Sugar Industry Pcl                           290,000           50,179
Kiatnakin Bank Pcl(c)                                   49,400           15,612
Kim Eng Securities Thailand Pcl                        134,000           29,126
Krung Thai Bank Pcl(c)                                 692,000           78,175
Land & Houses Pcl                                    2,593,500          235,023
Loxley Pcl(a)(c)                                     1,072,600           59,205
LPN Development Pcl(c)                                 400,000           26,312
Major Cineplex Group Pcl(c)                            182,300           38,843
Minor International Pcl(c)                           1,225,270          252,308
Phatra Securities Pcl                                   26,600            8,521
Precious Shipping Pcl(c)                               258,800           78,458
PTT Aromatics & Refining Pcl(c)                        287,652           80,623
PTT Chemical Pcl(c)                                     54,800           48,978
PTT Exploration & Production Pcl(c)                    220,800          607,455
PTT Pcl(c)                                             190,060          869,716
Quality House Pcl(c)                                 2,038,700           53,059
Ratchaburi Electricity Generating Holding Pcl(c)       278,700          316,840
Regional Container Line Pcl(c)                          50,000            9,295
Robinson Department Store Pcl                          130,000           21,936
Samart Corp. Pcl                                       366,600           55,569
Shin Satellite Pcl(a)(c)                               165,700           18,008
Siam Cement Pcl                                        104,600          296,463
Siam Cement Pcl(c)                                      45,800          129,822
Siam City Bank Pcl(a)(c)                               159,500           31,704
Siam City Cement Pcl(c)                                 17,690           65,266
Siam Commercial Bank Pcl(c)                            306,300          462,100
Siam Makro Pcl(c)                                       35,000           70,070
Sino Thai Engineering & Construction Pcl(a)(c)         524,500           50,702
Thai Airways International Pcl(c)                      256,300           51,311
Thai Beverage Pcl                                    1,101,000          141,935
Thai Oil Pcl(c)                                        191,500          134,184
Thai Union Frozen Products Pcl(c)                      138,100           76,229
Thanachart Capital Pcl(c)                              263,400           56,123
Thoresen Thai Agencies Pcl(c)                          385,600          192,993
Tisco Financial Group Pcl(a)                            50,000           14,229
TMB Bank Pcl(a)(c)                                   1,275,900           20,435
Total Access Communication Pcl                         123,400           98,529
TPI Polene Pcl(a)                                      432,000           38,301
True Corp. Pcl(a)(c)                                 1,040,100           55,329
-------------------------------------------------------------------------------
                                                                   $ 10,235,692
-------------------------------------------------------------------------------

Turkey  - 2.8%
-------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                               15,371     $     24,642
Akbank TAS                                             180,750          519,760
Akcansa Cimento AS                                      16,400           21,497
Akenerji Elektrik Uretim AS(a)                          18,300           63,123
Aksa Akrilik Kimya Sanayii AS(a)                        35,800           32,680
Aksigorta AS                                            40,300           65,372
Anadolu Efes Biracilik ve Malt Sanayii AS               58,439          390,838
Arcelik AS                                              30,200           32,081
Aselsan Elektronik Sanayi ve Ticaret AS                 17,520           31,594
Aygaz AS(a)                                             27,013           31,426
BIM Birlesik Magazalar AS                               15,930          340,683
Cimsa Cimento Sanayi ve Ticaret AS                      18,200           31,825
Dogan Sirketler Grubu Holding AS(a)                    467,009          175,067
Dogan Yayin Holding AS(a)                               71,316           27,602
Eczacibasi Ilac Sanayi ve Ticaret AS                   127,500           63,887
Enka Insaat ve Sanayi AS                               118,199          383,369
Eregli Demir ve Celik Fabrikalari TAS                  262,328          564,116
Ford Otomotiv Sanayi AS                                 24,800           63,343
GSD Holding AS(a)                                       64,800           12,478
Haci Omer Sabanci Holding AS                           153,250          291,441
Hurriyet Gazetecilik ve Matbaacilik AS(a)              106,865           41,136
Ihlas Holding AS(a)                                    299,200           36,090
Is Gayrimenkul Yatirim Ortakligi AS                    136,465           67,742
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class 'D' Shares)(a)                                  123,300           36,928
KOC Holding AS(a)                                      339,762          473,633
Koza Davetiyeleri(a)                                    33,000           17,973
Net Holding AS(a)                                       60,500           10,594
Otokar Otobus Karoseri Sanayi AS                         5,300           26,251
Petkim Petrokimya Holding AS(a)                         28,300           64,953
Petrol Ofisi AS(a)                                      31,408           67,072
Sekerbank TAS                                           22,300           13,378
Tofas Turk Otomobil Fabrikasi AS                        34,700           25,081
Trakya Cam Sanayii AS(a)                               133,884           70,194
Tupras-Turkiye Petrol Rafinerileri AS                   53,670          508,504
Turcas Petrolculuk AS                                   30,939           45,767
Turk Ekonomi Bankasi AS(a)                              22,900           10,073
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)          28,100          103,146
Turk Sise ve Cam Fabrikalari AS(a)                      91,344           53,413
Turkcell Iletisim Hizmetleri AS                        386,800        2,050,314
Turkiye Garanti Bankasi AS(a)                          643,000          869,316
Turkiye Is Bankasi                                     196,349          435,578
Turkiye Vakiflar Bankasi TAO                           226,200          163,809
Ulker Gida Sanayi ve Ticaret AS                         25,959           26,798
Vestel Elektronik Sanayi ve Ticaret AS(a)               13,785            6,700
Yapi Kredi Sigorta AS                                    5,800           21,376
Yapi ve Kredi Bankasi AS(a)                            276,385          298,212
Yazicilar Holding AS                                    21,200           62,547
Zorlu Enerji Elektrik Uretim AS(a)                      26,400           33,954
-------------------------------------------------------------------------------
                                                                   $  8,807,356
-------------------------------------------------------------------------------

United Arab Emirates  - 1.3%
-------------------------------------------------------------------------------
Aabar Petroleum Investments Co. (PJSC)                 501,000     $    186,655
Abu Dhabi Commercial Bank                              142,000           59,158
Abu Dhabi National Hotels                              184,200          165,008
Air Arabia(a)                                        2,159,000          534,630
Aldar Properties (PJSC)                                268,600          182,097
Amlak Finance (PJSC)                                   227,500           63,183
Arabtec Holding Co.                                    188,500           57,321
Aramex (PJSC)(a)                                       455,620          110,848
Dana Gas(a)                                          2,750,000          400,991
DP World Ltd.                                        2,201,300          550,325
Dubai Financial Market                                 183,000           41,573
Dubai Investments (PJSC)(a)                            746,707          193,195
Dubai Islamic Bank                                     236,642          110,034
Emaar Properties (PJSC)                                541,200          278,401
Emirates NBD (PJSC)                                    347,000          306,357
First Gulf Bank (PJSC)                                  97,700          192,660
National Bank of Abu Dhabi                              89,500          194,467
National Central Cooling Co. (Tabreed)(a)              743,356           94,020
Ras Al Khaimah Cement Co.(a)                           207,000           60,353
Sorouh Real Estate Co.                                 388,500          286,023
Union National Bank                                     81,000           37,102
Union Properties(a)                                    263,780           41,801
Waha Capital (PJSC)                                    196,900           27,043
-------------------------------------------------------------------------------
                                                                   $  4,173,245
-------------------------------------------------------------------------------

Vietnam  - 0.2%
-------------------------------------------------------------------------------
FPT Corp.                                               58,800     $    167,981
PetroVietnam Drilling and Well Services JSC             39,000          159,821
Pha Lai Thermal Power JSC                              136,990          143,482
Vietnam Dairy Products JSC                              35,000          163,297
-------------------------------------------------------------------------------
                                                                   $    634,581
-------------------------------------------------------------------------------

Total Common Stocks
  (identified cost $580,710,110)                                   $306,064,055
-------------------------------------------------------------------------------

INVESTMENT FUNDS - 1.4%

Saudi Arabia Investment Fund Ltd.                       79,186     $  2,490,400
Vietnam Enterprise Investments Ltd.(a)               1,359,727        1,971,604
-------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $9,781,065)                                     $  4,462,004
-------------------------------------------------------------------------------

RIGHTS(a) - 0.0%

Bank Alfalah Ltd.                                       54,150     $      2,665
Banque Marocaine pour le Commerce et l' Industrie
(BMCI)                                                     760            2,316
Dish TV India Ltd.                                       1,391                0
Nishat Mills Ltd.                                       55,750              959
True Corp. Pcl                                       2,309,022                0
-------------------------------------------------------------------------------
Total Rights
  (identified cost $0)                                             $      5,940
-------------------------------------------------------------------------------

WARRANTS(a) - 0.0%
IJM Corp. Bhd, expiring 9/11/13, strike MYR 1.35        11,435     $        618
-------------------------------------------------------------------------------
Total Warrants
  (identified cost $0)                                             $        618
-------------------------------------------------------------------------------

Total Investments - 98.3% (cost $590,491,175)                      $310,532,617
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                              $  5,308,591
-------------------------------------------------------------------------------

Net Assets - 100.0%                                                $315,841,208
-------------------------------------------------------------------------------

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $1,126,384 or 0.4% of the Fund's net assets.

(ADR) -- American Depository Receipt
(GDR) -- Global Depository Receipt
(PFC Shares) -- Preference Shares
(a)      Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.


CURRENCY CONCENTRATION OF PORTFOLIO

                           PERCENTAGE
CURRENCY                 OF NET ASSETS           VALUE
----------------------------------------------------------
United States Dollar         11.8%            $ 37,127,704
Brazilian Real                6.9%              21,916,561
South Korean Won              6.5%              20,380,475
Mexican Peso                  6.1%              19,200,492
New Taiwan Dollar             6.1%              19,098,946
Hong Kong Dollar              6.0%              18,903,788
South African Rand            5.8%              18,341,472
Indian Rupee                  5.5%              17,434,903
Chilean Peso                  3.6%              11,403,933
Malaysian Ringgit             3.3%              10,495,757
Thailand Baht                 3.2%               9,995,228
Indonesian Rupiah             3.0%               9,388,902
New Turkish Lira              2.8%               8,807,356
Czech Koruna                  2.7%               8,639,549
Polish Zloty                  2.6%               8,335,319
Hungarian Forint              2.4%               7,573,414
Moroccan Dirham               1.7%               5,356,757
Philippine Peso               1.6%               5,044,261
Euro                          1.5%               4,865,335
Israeli Shekel                1.4%               4,435,388
Egyptian Pound                1.3%               4,233,309
Qatari Rial                   1.3%               4,136,446
United Arab Emirates Dirham   1.1%               3,622,920
Other currency, less
than 1% each                 10.1%              31,794,402
-----------------------------------------------------------
                             98.3%            $310,532,617
-----------------------------------------------------------

The Fund did not have any open financial instruments at January 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:


Aggregate cost                                                    $ 591,672,899
-------------------------------------------------------------------------------
Gross unrealized appreciation                                     $   2,065,622
Gross unrealized depreciation                                      (283,205,904)
-------------------------------------------------------------------------------
Net unrealized depreciation                                       $(281,140,282)
-------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o  Level 1 - quoted prices in active markets for identical investments
     o  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o  Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                                                                  INVESTMENTS IN
                          VALUATION INPUTS                          SECURITIES
                -----------------------------------               --------------
Level 1         Quoted Prices                                      $ 85,470,433
Level 2         Other Significant Observable Inputs                 225,062,184
Level 3         Significant Unobservable Inputs                               0*
                                                                   ------------
TOTAL                                                              $310,532,617
                                                                   ============

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
BALANCE AS OF OCTOBER 31, 2008                                     $0*
Realized gains (losses)                                             -
Change in net unrealized appreciation (depreciation)                0
Net purchases (sales)                                               -
Net transfers to (from) Level 3                                     -
                                                       -------------------------
BALANCE AS OF JANUARY 31, 2009                                     $0*
                                                       -------------------------

*All Level 3 investments held at October 31, 2008 and January 31, 2009 were valued at $0.

Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security's value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or public trading in similar securities of the issuer of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the approriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluaton of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: March 27, 2009
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: March 27, 2009
      --------------

By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer

Date: March 27, 2009
      --------------